                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-4025
                                  ----------------------------------------------

                        AMERICAN CNETURY MUNICIPAL TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  05-31
                        --------------------------------------------------------

Date of reporting period:  11-30-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ARIZONA MUNICIPAL BOND FUND
AUGUST 31, 2007

[american century investments logo and text logo]

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 90.7%
ARIZONA - 81.3%
    $    1,505,000  Arizona Board of Regents COP,
                    Series 2002 A, (University of
                    Arizona), 5.50%, 6/1/12,
                    Prerefunded at 100% of
                    Par (Ambac)(1)                                  $  1,623,624
           140,000  Arizona Board of Regents COP,
                    Series 2002 A, (University of
                    Arizona), 5.50%, 6/1/17 (Ambac)                      149,531
         1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                    1,050,610
         1,000,000  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    5.00%, 4/1/21                                      1,003,850
         1,750,000  Arizona School Facilities Board
                    Rev., (State School Improvement),
                    5.50%, 7/1/11, Prerefunded at
                    100% of Par(1)                                     1,862,490
         1,880,000  Arizona Tourism & Sports Auth.
                    Tax Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/13                         1,929,576
         1,910,000  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/11
                    (MBIA)                                             1,968,542
           460,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University), 5.38%,
                    5/15/08, Prerefunded at 101%
                    of Par(1)                                            469,885
           540,000  Glendale Industrial Development
                    Auth. Rev., Series 1998 A,
                    (Midwestern University),
                    5.38%, 5/15/28                                       545,567
           500,000  Glendale Industrial Development
                    Auth. Rev., Series 2001 A,
                    (Midwestern University),
                    5.75%, 5/15/11                                       538,620
         1,740,000  Greater Arizona Development
                    Auth. Rev., Series 2005 A, 5.00%,
                    8/1/23 (MBIA)                                      1,797,925
         1,000,000  Maricopa County Peoria Unified
                    School District No. 11 GO,
                    (School Improvement), 5.00%,
                    7/1/24 (MBIA)                                      1,037,900
         1,445,000  Maricopa County Phoenix Union
                    High School District No. 210 GO,
                    4.75%, 7/1/11 (FSA)                                1,502,106
         1,955,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.00%, 7/1/10                       1,997,306
         1,000,000  Maricopa County Scottsdale
                    Elementary School District
                    No. 48 GO, 6.60%, 7/1/12                           1,126,970
         1,265,000  Mohave County Community
                    College District COP, 5.75%,
                    3/1/14 (Ambac)                                     1,323,544
         1,150,000  Mohave County Community
                    College District Rev., (State
                    Board of Directors), 6.00%,
                    3/1/10, Prerefunded at 100%
                    of Par (MBIA)(1)                                   1,213,595
         1,815,000  Navajo County Unified School
                    District No. 20 Rev., Series
                    2006 A, 5.00%, 7/1/17 (MBIA)                       1,940,689
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    6.25%, 7/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                              1,077,930
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.50%, 7/1/19 (FGIC)                               1,068,220
         1,000,000  Phoenix Civic Improvement Corp.
                    Water System Rev., (Junior Lien),
                    5.00%, 7/1/21 (MBIA)                               1,041,350
         1,070,000  Phoenix GO, Series 1995 A,
                    6.25%, 7/1/17                                      1,257,411
         1,000,000  Phoenix Industrial Development
                    Auth. Government Office Lease
                    Rev., (Capitol Mall LLC), 5.00%,
                    9/15/26 (Ambac)                                    1,020,880
         1,710,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%,
                    7/1/18 (Ambac)                                     1,867,217
         1,800,000  Pima County Metropolitan
                    Domestic Water Improvement
                    District Rev., 5.25%, 7/1/19
                    (Ambac)                                            1,967,688
         1,125,000  Pima County Unified School
                    District No. 6 Marana GO, 5.50%,
                    7/1/15 (FGIC)                                      1,186,121

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           820,000  Pinal County COP, 4.75%,
                    6/1/13 (Ambac)                                       850,447
         1,000,000  Pinal County COP,
                    5.00%, 12/1/26                                       996,250
           775,000  Pinal County Unified School
                    District No. 43 Apache Junction
                    GO, Series 2006 B, (School
                    Improvement), 5.00%,
                    7/1/16 (FGIC)                                        831,257
         1,000,000  Queen Creek Improvement District
                    No. 1 Special Tax Rev., 5.00%,
                    1/1/11                                             1,022,710
         1,600,000  Scottsdale GO, 6.25%, 7/1/09,
                    Prerefunded at 100% of Par(1)                      1,672,304
         1,000,000  Sedona COP, 5.75%, 7/1/09,
                    Prerefunded at 101% of Par(1)                      1,045,040
           725,000  Westpark Community Facility
                    District GO, 5.25%, 7/15/31                          652,609
                                                                 ---------------
                                                                      40,639,764
                                                                 ---------------
PUERTO RICO - 9.4%
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.00%, 12/1/16                                     1,050,320
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      1,056,720
         2,500,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/22                                      2,593,725
                                                                 ---------------
                                                                       4,700,765
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            45,340,529
(Cost $44,303,708)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 6.0%
PUERTO RICO - 6.0%
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    10/25/07                                             999,850
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    11/2/07                                              999,740
         1,000,000  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    11/8/07                                              999,720
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  2,999,310
(Cost $3,000,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.0%
         1,482,000  Federated Arizona Municipal
                    Cash Trust                                         1,482,000
(Cost $1,482,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   49,821,839
                                                                 ---------------
(Cost $48,785,708)

OTHER ASSETS AND LIABILITIES - 0.3%                                      135,614
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 49,957,453
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
(1) Escrowed to maturity in U.S. government securities or state and local government securities.

ARIZONA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 48,785,708
                                                                 ===============
Gross tax appreciation of investments                              $  1,261,444
Gross tax depreciation of investments                                  (225,313)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,036,131
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
FLORIDA MUNICIPAL BOND FUND
AUGUST 31, 2007

[american century investments logo and text logo]

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 94.3%
FLORIDA - 60.7%
     $     400,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.00%, 4/1/14                                   $    411,272
           500,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/15                                        526,160
           525,000  Broward County Educational
                    Facilities Auth. Rev., Series
                    2004 B, (Nova Southeastern),
                    5.50%, 4/1/16                                        550,342
         1,475,000  Collier County School Board COP,
                    5.50%, 2/15/12 (FSA)                               1,575,801
         1,150,000  Duval County School Board COP,
                    5.75%, 7/1/16 (FSA)                                1,188,353
         1,000,000  Florida Municipal Loan Council
                    GO, Series 2002 C, 5.25%,
                    11/1/21 (MBIA)                                     1,050,040
         1,000,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/18                                             1,014,980
         1,235,000  Indian River County Rev., (Spring
                    Training Facility), 5.25%,
                    4/1/15 (FGIC)                                      1,305,556
           850,000  Lee County Industrial
                    Development Auth. Healthcare
                    Facilities Rev., Series 1999 A,
                    (Shell Point Village), 5.50%,
                    11/15/09                                             881,246
         1,000,000  Miami Beach Stormwater Rev.,
                    5.75%, 9/1/17 (FGIC)                               1,064,400
         1,910,000  Miami Beach Water & Sewer Rev.,
                    5.625%, 9/1/16 (Ambac)                             2,025,746
           650,000  Miami Parking Facilities Rev.,
                    5.25%, 10/1/15 (MBIA)                                701,896
         1,000,000  Miami-Dade County School Board
                    COP, Series 2001 C, 5.50%,
                    10/1/11, Prerefunded at 100%
                    of Par (FSA)(1)                                    1,068,580
         1,875,000  Orange County School Board COP,
                    Series 2002 A, 5.50%, 8/1/12
                    Prerefunded at 100% of
                    Par (MBIA)(1)                                      2,027,568
           450,000  Orlando and Orange County
                    Expressway Auth. Rev., 6.50%,
                    7/1/11 (FGIC)                                        494,195
         1,000,000  Sumter County School Board COP,
                    5.50%, 7/2/12 (MBIA)                               1,080,130
         1,000,000  Sunrise Utility System Rev.,
                    5.20%, 10/1/22 (Ambac)                             1,066,920
           400,000  Tampa Guaranteed Entitlement
                    Rev., 6.00%, 10/1/18 (Ambac)                         447,296
         1,000,000  Tampa Water & Sewer Rev.,
                    6.00%, 10/1/17 (FSA)                               1,156,220
                                                                 ---------------
                                                                      19,636,701
                                                                 ---------------
IOWA - 6.3%
         2,000,000  Iowa Finance Auth. Health
                    Facilities Development Rev.,
                    Series 2006 A, (Care Initiatives),
                    5.25%, 7/1/14                                      2,029,080
                                                                 ---------------
MASSACHUSSETTS - 3.2%
         1,050,000  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 2007 E, (Milford Regional
                    Medical Center), 5.00%, 7/15/17                    1,034,996
                                                                 ---------------
NEBRASKA - 1.5%
           500,000  Nebraska Educational Finance
                    Auth. Rev., Series 2005 C,
                    (Creighton University), VRDN,
                    3.94%, 9/4/07 (FGIC) (SBBPA:
                    JPMorgan Chase Bank)                                 500,000
                                                                 ---------------
OKLAHOMA - 3.1%
         1,000,000  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                            1,016,350
                                                                 ---------------
PUERTO RICO - 6.5%
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.00%, 12/1/16                                     1,050,320
         1,000,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17                                      1,056,720
                                                                 ---------------
                                                                       2,107,040
                                                                 ---------------

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEXAS - 9.7%
         1,000,000  City of Richardson GO, 5.25%,
                    2/15/18 (MBIA)                                     1,069,950
         1,000,000  Texas Public Finance Auth.
                    Charter School Finance Corp. Rev.,
                    Series 2006 A, (KIPP, Inc.),
                    5.25%, 2/15/14 (ACA)                               1,025,540
         1,000,000  Williamson County GO, Series
                    2004 A, (Unlimited Tax Road &
                    Refunding Bonds), 5.00%,
                    2/15/19 (MBIA)                                     1,059,430
                                                                 ---------------
                                                                       3,154,920
                                                                 ---------------
VERMONT - 3.3%
         1,000,000  University of Vermont & State
                    Agricultural College Rev., 5.00%,
                    10/1/19 (Ambac)                                    1,064,160
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            30,543,247
(Cost $29,830,567)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 4.2%
PUERTO RICO - 4.2%
           850,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/15/07                                             849,822
           500,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/21/07                                             499,890
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,349,712
(Cost $1,350,000)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
           393,000  Federated Florida Municipal
                    Cash Trust                                           393,000
(Cost $393,000)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 99.7%                                   32,285,959
                                                                 ---------------
(Cost $31,573,567)

OTHER ASSETS AND LIABILITIES - 0.3%                                       96,729
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 32,382,688
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
ACA = American Capital Access
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
MBIA = MBIA Insurance Corporation
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.

FLORIDA MUNICIPAL BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $31,573,567
                                                                 ===============
Gross tax appreciation of investments                               $   836,641
Gross tax depreciation of investments                                  (124,249)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   712,392
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HIGH-YIELD MUNICIPAL FUND
AUGUST 31, 2007

[american century investments logo and text logo]

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 101.9%
ALABAMA - 1.3%
    $    4,150,000  Montgomery Medical Clinic Board
                    Health Care Facility Rev.,
                    (Jackson Hospital & Clinic),
                    5.25%, 3/1/36(1)                                $  3,847,216
                                                                 ---------------
ARIZONA - 4.9%
         2,500,000  Arizona Health Facilities Auth.
                    Rev., Series 2007 B, (Banner
                    Health), VRDN, 4.40%, 10/1/07                      2,500,000
           577,000  Centerra Community Facilities
                    District GO, 5.50%, 7/15/29                          540,401
         3,015,000  Pronghorn Ranch Community
                    Facilities District GO, 6.40%,
                    7/15/29(1)                                         3,091,219
         1,120,000  Quailwood Meadows Community
                    Facilities District GO, 6.00%,
                    7/15/22                                            1,130,248
         2,000,000  Quailwood Meadows Community
                    Facilities District GO, 6.125%,
                    7/15/29                                            2,015,420
           910,000  Sundance Community Facilities
                    Assessment District No. 2 Rev.,
                    7.125%, 7/1/27                                       968,713
           783,000  Sundance Community Facilities
                    Assessment District No. 3 Rev.,
                    6.50%, 7/1/29                                        805,707
           395,000  Sundance Community Facilities
                    District GO, 6.25%, 7/15/29                          403,244
         1,500,000  Vistancia Community Facilities
                    District GO, 5.50%, 7/15/20                        1,531,095
         1,200,000  Vistancia Community Facilities
                    District GO, 5.75%, 7/15/24                        1,231,581
                                                                 ---------------
                                                                      14,217,628
                                                                 ---------------
ARKANSAS - 0.3%
         1,000,000  Pulaski County Public Facilities
                    Board Rev., Series 2006 A,
                    (Philander Smith College),
                    5.60%, 6/1/36                                        948,950
                                                                 ---------------
CALIFORNIA - 13.3%
         1,490,000  Beaumont Financing Auth.
                    Special Tax Rev., Series 2005 B,
                    5.40%, 9/1/35                                      1,461,541
         2,000,000  California Mobilehome Park
                    Financing Auth. Rev., Series
                    2003 B, (Palomar Estates E&W),
                    7.00%, 9/15/36                                     2,121,660
           735,000  California Statewide Communities
                    Development Auth. Rev., (Thomas
                    Jefferson School of Law), 7.75%,
                    10/1/11, Prerefunded at 101%
                    of Par(2)                                            839,715
         2,020,000  City of Lake Elsinore Community
                    Facilities District No. 2006-2
                    Special Tax Rev., Series 2006 A,
                    (Viscaya), 5.40%, 9/1/36                           1,992,326
           250,000  City of Palm Springs Rev., (Palm
                    Springs International Airport),
                    5.45%, 7/1/20                                        245,123
           530,000  City of Palm Springs Rev., (Palm
                    Springs International Airport),
                    5.55%, 7/1/28                                        514,111
         3,105,000  City of Tracy Community Facilities
                    District No. 2006-01 Special Tax
                    Rev., (NEI Phase II), 5.75%,
                    9/1/36                                             3,149,681
         4,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series
                    2006 A, (Central City
                    Redevelopment), 5.375%,
                    5/1/31(1)                                          3,936,519
           500,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.625%, 6/1/13                                       571,390
         2,420,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2003 A1,
                    6.75%, 6/1/13                                      2,781,016
         7,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1,
                    5.75%, 6/1/47(1)                                   6,812,819
           855,000  Hawaiian Gardens COP, Series
                    2000 A, 8.00%, 6/1/10,
                    Prerefunded at 102% of Par(2)                        953,034

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  Hawaiian Gardens Redevelopment
                    Agency Tax Allocation Rev., Series
                    2006 B, (Redevelopment Project
                    No. 1), 5.40%, 12/1/25                             1,953,340
         2,235,000  Independent Cities Lease Finance
                    Auth. Rev., Series 2004 A,
                    (Morgan Hill - Hacienda Various
                    Projects), 5.90%, 11/15/34                         2,254,981
         1,970,000  Indio Redevelopment Agency Tax
                    Allocation Rev., Series 2004 B,
                    (Sub-Merged Project Area),
                    6.50%, 8/15/34                                     2,093,618
           680,000  Murrieta Valley Unified School
                    District Special Tax Rev.,
                    (Community Facilities District
                    No. 2002-4 - Improvement
                    Area B), 5.45%, 9/1/38                               674,465
         3,000,000  Perris Public Financing Auth.
                    Special Tax Rev., Series 2003 A,
                    6.25%, 9/1/33(1)                                   3,160,890
         1,000,000  Soledad Improvement Bond Act
                    of 1915 Special Assessment,
                    (Diamond Ridge Assessment
                    District No. 2002-01),
                    6.75%, 9/2/33                                      1,063,060
         1,580,000  Vallejo Multifamily Housing Rev.,
                    Series 1998 B, (Solano
                    Affordable Housing), 8.25%,
                    4/1/39 (Acquired 12/12/02,
                    Cost $1,710,176)(4)                                1,748,049
                                                                 ---------------
                                                                      38,327,338
                                                                 ---------------
COLORADO - 10.6%
         3,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2004 A,
                    6.25%, 12/1/14                                     3,426,030
        10,000,000  Denver Health & Hospital Auth.
                    Healthcare Rev., Series 2007 B,
                    VRDN, 4.69%, 9/1/07, resets
                    quarterly at 67% of the 3-month
                    LIBOR plus 1.10% with
                    no caps(1)                                        10,000,000
           800,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 A, (Airport
                    Terminal), 5.15%, 5/1/17                             784,144
           475,000  Eagle County Air Terminal Corp.
                    Rev., Series 2006 B, (Airport
                    Terminal), 5.25%, 5/1/20                             458,560
         5,725,000  Granby Ranch Metropolitan
                    District GO, 6.75%, 12/1/36(1)                     5,787,231
         1,200,000  North Range Metropolitan District
                    No. 2 GO, 5.50%, 12/15/37                          1,049,688
         3,000,000  One Horse Business Improvement
                    District Rev., 6.00%, 6/1/24(1)                    3,095,100
           750,000  Park Meadows Business
                    Improvement District Rev.,
                    5.30%, 12/1/27                                       690,915
           360,000  Park Meadows Business
                    Improvement District Rev.,
                    5.35%, 12/1/31                                       326,642
         1,500,000  Plaza Metropolitan District No. 1
                    Rev., 8.00%, 12/1/25                               1,615,140
         2,000,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 5.60%,
                    12/1/14                                            2,000,400
         1,500,000  Todd Creek Farms Metropolitan
                    District No. 1 Rev., 6.125%,
                    12/1/19                                            1,524,375
                                                                 ---------------
                                                                      30,758,225
                                                                 ---------------
CONNECTICUT - 0.4%
         1,000,000  Connecticut Development Auth.
                    Industrial Rev., (Afco Cargo
                    BDL-LLC), 8.00%, 4/1/30                            1,064,060
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.6%
         1,000,000  District of Columbia COP, (Public
                    Safety & Emergency), 5.50%,
                    1/1/19 (Ambac)                                     1,064,430
           750,000  Metropolitan Washington D.C.
                    Airports Auth. General Rev.,
                    Series 2001 A, 5.50%,
                    10/1/18 (MBIA)                                       789,420
                                                                 ---------------
                                                                       1,853,850
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
FLORIDA - 7.9%
         2,765,000  Anthem Park Community
                    Development District Rev.,
                    5.80%, 5/1/36                                      2,687,662
         5,000,000  Arborwood Community
                    Development District Special
                    Assessment Rev., Series 2006 B,
                    (Centex Homes), 5.25%,
                    5/1/16(1)                                          4,737,699
            10,000  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 6.00%, 9/4/07 (RADIAN)
                    (SBBPA: SunTrust Bank)                                10,000
         2,320,000  Concorde Estates Community
                    Development District Rev.,
                    Series 2004 B, 5.00%, 5/1/11                       2,317,773
           140,000  Covington Park Community
                    Development District Rev.,
                    Series 2004 B, (Capital
                    Improvement), 5.30%, 11/1/09                         140,060
           970,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2002 A,
                    6.70%, 5/1/34                                      1,028,918
            50,000  Double Branch Community
                    Development District Special
                    Assessment, Series 2003 C,
                    5.125%, 5/1/08                                        49,978
         2,340,000  Dupree Lakes Community
                    Development District Rev.,
                    5.00%, 11/1/10                                     2,337,871
           520,000  Fleming Island Plantation
                    Community Development District
                    Special Assessment, Series
                    2000 B, 7.375%, 5/1/10                               572,712
           570,000  Gateway Services Community
                    Development District Special
                    Assessment, Series 2003 B,
                    (Sun City Center - Fort Meyers),
                    5.50%, 5/1/10                                        570,485
           240,000  Middle Village Community
                    Development District Special
                    Assessment, Series 2004 B,
                    5.00%, 5/1/09                                        239,916
         2,500,000  Midtown Miami Community
                    Development District Special
                    Assessment, Series 2004 A,
                    6.25%, 5/1/37                                      2,498,049
            35,000  Reunion East Community
                    Development District Special
                    Assessment Rev., Series 2002 B,
                    5.90%, 11/1/07                                        35,039
         1,245,000  South-Dade Venture Community
                    Development District Rev.,
                    6.125%, 5/1/34                                     1,257,749
           870,000  Sterling Hill Community
                    Development District Special
                    Assessment, Series 2003 B,
                    5.50%, 11/1/10                                       870,827
           360,000  Stoneybrook West Community
                    Development District Special
                    Assessment, Series 2000 A,
                    7.00%, 5/1/32                                        377,536
           935,000  Waterchase Community
                    Development District Rev.,
                    Series 2001 A, 6.70%, 5/1/11,
                    Prerefunded at 101% of Par(2)                      1,017,570
         1,995,000  Westchester Community
                    Development District No. 1
                    Special Assessment,
                    (Infrastructure), 6.125%, 5/1/35                   2,008,885
                                                                 ---------------
                                                                      22,758,729
                                                                 ---------------
GEORGIA - 0.4%
         1,235,000  City of Atlanta Tax Allocation Rev.,
                    (Princeton Lakes), 5.50%,
                    1/1/31                                             1,151,292
                                                                 ---------------
GUAM - 0.5%
         1,500,000  Guam Government Waterworks
                    Auth. Rev., 6.00%, 7/1/25                          1,546,605
                                                                 ---------------
ILLINOIS - 13.8%
         1,325,000  Bedford Park Tax Allocation Rev.,
                    5.125%, 12/30/18                                   1,306,993
         3,000,000  Chicago Park District GO, Series
                    2006 C, 5.00%, 1/1/12 (FGIC)                       3,149,160
         3,000,000  Chicago Tax Increment Allocation
                    Rev., Series 2004 B, (Pilsen
                    Redevelopment), (Junior Lien),
                    6.75%, 6/1/22                                      3,181,170
         5,995,000  City of Yorkville Special Service
                    Area No. 2005-109 Special Tax
                    Rev., (Bristol Bay I), 5.875%,
                    3/1/36(1)                                          5,841,407

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/37(1)                      4,913,900
         5,000,000  Illinois Finance Auth. Rev., Series
                    2007 A, (Sedgebrook, Inc.
                    Facility), 6.00%, 11/15/42(1)                      4,889,850
         3,347,000  Pingree Grove Special Service
                    Area No. 7 Special Tax Rev.,
                    Series 2006-1, (Cambridge
                    Lakes), 6.00%, 3/1/36                              3,304,259
         1,000,000  Village of Bolingbrook Rev., VRDN,
                    0.00%, 1/1/08(3)                                     997,530
         5,000,000  Village of Hampshire Special
                    Service Area No. 13 Special Tax
                    Rev., (Tuscany Woods),
                    5.75%, 3/1/37(1)                                   4,642,950
         4,230,000  Village of Hampshire Special
                    Service Area No. 16 Special Tax
                    Rev., Series 2007 A, (Crown
                    Development - Prairie Ridge
                    West), 6.00%, 3/1/46(1)                            4,139,901
         3,500,000  Volo Village Special Service Area
                    No. 3 Special Tax Rev., Series
                    2006-1, (Symphony Meadows),
                    6.00%, 3/1/36(1)                                   3,413,760
                                                                 ---------------
                                                                      39,780,880
                                                                 ---------------
INDIANA - 5.0%
         5,000,000  Franklin Economic Development
                    Rev., (The Franklin United
                    Methodist Home, Inc.), VRDN,
                    6.50%, 9/4/07 (RADIAN)
                    (SBBPA: Fifth Third Bank)(1)                       5,000,000
         7,000,000  Indiana Health & Educational
                    Facility Financing Auth. Hospital
                    Rev., (Community Foundation of
                    Northwest Indiana Obligated
                    Group), 5.50%, 3/1/37(1)                           6,709,710
         3,000,000  Vigo County Hospital Auth. Rev.,
                    (Union Hospital, Inc.), 5.70%,
                    9/1/37 (Acquired 6/27/07,
                    Cost $3,000,000)(4)                                2,833,740
                                                                 ---------------
                                                                      14,543,450
                                                                 ---------------
IOWA - 1.3%
         2,000,000  Iowa Finance Auth. Senior Living
                    Facility Rev., Series 2007 A,
                    (Deerfield Retirement Community,
                    Inc.), 5.50%, 11/15/37                             1,833,820
         2,000,000  Tobacco Settlement Auth. Rev.,
                    Series 2005 C, 5.50%, 6/1/42                       1,864,120
                                                                 ---------------
                                                                       3,697,940
                                                                 ---------------
KANSAS - 1.9%
         1,100,000  Labette County Hospital Rev.,
                    Series 2007 A, 5.75%, 9/1/37                       1,084,534
         4,500,000  Lenexa Health Care Facility Rev.,
                    (Lakeview Village, Inc.), 5.50%,
                    5/15/39(1)                                         4,301,685
                                                                 ---------------
                                                                       5,386,219
                                                                 ---------------
MARYLAND - 2.0%
         1,240,000  Anne Arundel County Special
                    Obligation Rev., (Arundel Mills),
                    7.10%, 7/1/09, Prerefunded at
                    102% of Par(2)                                     1,333,670
         1,000,000  Anne Arundel County Special
                    Obligation Rev., (National Business
                    Park), 7.375%, 7/1/10,
                    Prerefunded at 102% of Par(2)                      1,111,440
         1,000,000  Baltimore Rev., (North Locust
                    Point), 5.50%, 9/1/34                                949,540
         1,000,000  Maryland Industrial Development
                    Financing Auth. Rev., Series
                    2005 A, (Our Lady of Good
                    Counsel High School),
                    6.00%, 5/1/35                                      1,018,020
         1,195,000  Prince Georges County Rev.,
                    (Woodview Village Phase II -
                    Subdistrict), 7.00%, 7/1/12                        1,380,225
                                                                 ---------------
                                                                       5,792,895
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MASSACHUSSETTS - 0.9%
         2,625,000  Massachusetts Development
                    Finance Agency Rev., Series
                    2007 A, (Linden Ponds, Inc.
                    Facility), 5.75%, 11/15/42                         2,527,140
                                                                 ---------------
MICHIGAN - 1.0%
         3,000,000  Michigan Tobacco Settlement
                    Finance Auth. Rev., Series 2007 A,
                    6.00%, 6/1/48(1)                                   3,013,950
                                                                 ---------------
MINNESOTA - 1.2%
           300,000  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.),
                    VRDN, 4.15%, 9/5/07
                    (LOC: U.S. Bank N.A.)                                300,000
         3,000,000  North Oaks Senior Housing Rev.,
                    (Presbyterian Homes), 6.50%,
                    10/1/47(5)                                         3,053,040
                                                                 ---------------
                                                                       3,353,040
                                                                 ---------------
MISSOURI - 0.7%
           355,000  Grindstone Plaza Transportation
                    Development District Rev., Series
                    2006 A, 5.50%, 10/1/31                               339,259
           500,000  Grindstone Plaza Transportation
                    Development District Rev., Series
                    2006 A, 5.55%, 10/1/36                               477,180
           860,000  Missouri Bottom Transportation
                    Development District Hazelwood
                    Rev., 7.20%, 5/1/33                                  925,378
           280,000  Missouri Housing Development
                    Commission Mortgage Rev.,
                    Series 1998 B2, (Single Family),
                    6.40%, 9/1/29                                        287,361
                                                                 ---------------
                                                                       2,029,178
                                                                 ---------------
NEVADA - 6.1%
         1,085,000  Clark County Improvement District
                    No. 121 Special Assessment,
                    (Southern Highlands Area), 7.50%,
                    12/1/09, Prerefunded at 102%
                    of Par(2)                                          1,183,844
         2,975,000  Clark County Improvement District
                    No. 142 Special Assessment,
                    5.50%, 8/1/12                                      3,033,160
           670,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.25%, 2/1/12                                        671,407
           700,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.375%, 2/1/13                                       704,536
           675,000  Clark County Improvement
                    Districts No. 108 & 124 Special
                    Assessment, Series 2003 B,
                    5.40%, 2/1/14                                        679,145
         1,350,000  Henderson Local Improvement
                    District No. T-14 Special
                    Assessment, 5.25%, 3/1/13                          1,390,500
         1,535,000  Henderson Local Improvement
                    District No. T-15 Special
                    Assessment, 6.10%, 3/1/24                          1,554,279
         1,105,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.10%, 10/1/22                             1,189,477
           350,000  Henderson Redevelopment Agency
                    Tax Allocation Rev., Series
                    2002 B, 7.20%, 10/1/25                               376,471
         1,250,000  Las Vegas Improvement District
                    No. 607 Special Assessment,
                    5.50%, 6/1/13                                      1,256,913
         3,500,000  Las Vegas Improvement District
                    No. 808 & 810-Summerlin Area
                    Special Assessment, 6.125%,
                    6/1/31(5)                                          3,527,684
           490,000  Las Vegas Improvement District
                    No. 808-Summerlin Area Special
                    Assessment, 5.70%, 6/1/08                            506,391

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           710,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.20%, 12/1/10                                       710,426
           750,000  Reno Special Assessment District
                    No. 4 Rev., (Somersett Parkway),
                    5.45%, 12/1/11                                       756,863
                                                                 ---------------
                                                                      17,541,096
                                                                 ---------------
NEW JERSEY - 4.3%
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 A, (Gloucester Marine
                    Terminal), 6.625%, 1/1/37(1)                       5,140,400
         5,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 B, (Gloucester Marine
                    Terminal), 6.875%, 1/1/37(1)                       5,162,350
         2,000,000  New Jersey Economic
                    Development Auth. Rev., Series
                    2006 C, (Gloucester Marine
                    Terminal), 6.50%, 1/1/15                           2,023,560
                                                                 ---------------
                                                                      12,326,310
                                                                 ---------------
NEW MEXICO - 1.2%
         1,490,000  Cabezon Public Improvement
                    District Special Tax Rev.,
                    6.30%, 9/1/34                                      1,527,190
         1,000,000  Mariposa East Public
                    Improvement District GO,
                    6.00%, 9/1/32                                      1,008,640
         1,000,000  Ventana West Public
                    Improvement District Special
                    Levy Rev., 6.875%, 8/1/33                          1,050,890
                                                                 ---------------
                                                                       3,586,720
                                                                 ---------------
NEW YORK - 0.4%
         1,000,000  Onondaga County Industrial
                    Development Auth. Rev., (Air
                    Cargo), 7.25%, 1/1/32                              1,055,680
                                                                 ---------------
NORTHERN MARIANA ISLANDS - 0.8%
         1,900,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/13,
                    Prerefunded at 100% of Par(2)                      2,186,216
           100,000  Northern Mariana Islands GO,
                    Series 2003 A, 6.75%, 10/1/33                        106,144
                                                                 ---------------
                                                                       2,292,360
                                                                 ---------------
OHIO - 4.5%
         1,115,000  Hebron Waterworks Rev.,
                    5.875%, 12/1/25                                    1,159,533
           745,000  Hebron Waterworks Rev.,
                    6.125%, 12/1/29                                      783,084
           285,000  New Albany Plain Local School
                    District GO, 5.50%,
                    12/1/19 (FGIC)                                       304,135
         1,800,000  Pinnacle Community
                    Infrastructure Financing Facilities
                    Auth. Rev., Series 2004 A,
                    6.25%, 12/1/36                                     1,838,718
         1,100,000  Port of Greater Cincinnati
                    Development Auth. Special
                    Assessment, (Cooperative Public
                    Parking Infrastructure),
                    6.40%, 2/15/34                                     1,141,723
         7,650,000  Trumbull County Health Care
                    Facilities Rev., (Shepherd of the
                    Valley Lutheran Retirement
                    Services, Inc. Obligated Group),
                    VRDN, 6.00%, 9/4/07 (RADIAN)
                    (SBBPA: Fleet National Bank)(1)                    7,650,000
                                                                 ---------------
                                                                      12,877,193
                                                                 ---------------
OKLAHOMA - 1.1%
         2,500,000  Norman Regional Hospital Auth.
                    Rev., 5.375%, 9/1/36                               2,467,450

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           750,000  Oklahoma City Industrial &
                    Cultural Facilities Trust Rev.,
                    6.75%, 1/1/23                                        783,345
                                                                 ---------------
                                                                       3,250,795
                                                                 ---------------
OREGON - 2.2%
         2,000,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26 (Acquired
                    6/9/06, Cost $2,000,000)(4)                        1,984,420
         4,750,000  Forest Grove Student Housing
                    Rev., (Oak Tree Foundation),
                    5.50%, 3/1/37 (Acquired 6/28/07,
                    Cost $4,750,000)(1)(4)                             4,432,653
                                                                 ---------------
                                                                       6,417,073
                                                                 ---------------
PENNSYLVANIA - 3.4%
         4,375,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14(1)                           4,352,031
         1,500,000  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.60%, 7/1/23                              1,508,700
         1,000,000  Langhorne Manor Boro Higher
                    Education Auth. Rev., (Philadelphia
                    Biblical University), 5.50%, 4/1/25                  996,050
         1,700,000  Langhorne Manor Boro Higher
                    Education Auth. Rev., (Wesley
                    Enhanced Living Obligated Group),
                    VRDN, 6.00%, 9/4/07 (RADIAN)
                    (SPPBA: Citizens Bank
                    of Pennsylvania)                                   1,700,000
           185,000  New Morgan Municipal Auth.
                    Office Rev., Series 1999 A,
                    (Commonwealth Office),
                    5.375%, 6/1/08                                       184,290
         1,250,000  Washington County
                    Redevelopment Auth. Tax
                    Allocation Rev., Series 2006 A,
                    (Victory Centre Project -
                    Tanger Outlet Development),
                    5.45%, 7/1/35                                      1,217,600
                                                                 ---------------
                                                                       9,958,671
                                                                 ---------------
RHODE ISLAND - 0.2%
           500,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of Par
                    (FGIC)(2)                                            532,820
                                                                 ---------------
SOUTH CAROLINA - 0.9%
         1,250,000  Lancaster County Special
                    Assessment, (Sun City Lakes
                    Improvement), 5.45%, 12/1/37                       1,148,763
         1,500,000  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.99%, 9/6/07
                    (LOC: SunTrust)                                    1,500,000
                                                                 ---------------
                                                                       2,648,763
                                                                 ---------------
TENNESSEE - 1.7%
         1,410,000  Chattanooga Health Educational &
                    Housing Facility Board Rev., Series
                    2005 B, (Campus Development
                    Foundation, Inc. Phase I LLC),
                    5.50%, 10/1/20                                     1,378,458
         3,565,000  Chattanooga Health Educational &
                    Housing Facility Board Rev., Series
                    2005 B, (Campus Development
                    Foundation, Inc. Phase I LLC),
                    6.00%, 10/1/35(1)                                  3,581,756
                                                                 ---------------
                                                                       4,960,214
                                                                 ---------------

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEXAS - 2.7%
           505,000  Abia Development Corp. Airport
                    Facilities Rev., (Aero Austin L.P.),
                    6.75%, 1/1/11                                        517,686
         2,000,000  Pearland Development Auth. Tax
                    Allocation Rev., 5.50%, 9/1/28
                    (RADIAN-IBC)                                       2,008,060
         5,500,000  Tarrant County Cultural Education
                    Facilities Finance Corp.
                    Retirement Facility Rev.,
                    (Buckingham Senior Living
                    Community, Inc.), 5.75%,
                    11/15/37(1)                                        5,268,120
                                                                 ---------------
                                                                       7,793,866
                                                                 ---------------
VIRGINIA - 1.0%
         3,000,000  Peninsula Town Center
                    Community Development Auth.
                    Special Obligation Rev.,
                    6.45%, 9/1/37(5)                                   3,012,060
                                                                 ---------------
WASHINGTON - 0.4%
           860,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA) (School
                    Bond Guarantee)                                      927,355
           250,000  Port of Seattle Rev., Series
                    2000 B, 6.00%, 2/1/15 (MBIA)                         277,690
                                                                 ---------------
                                                                       1,205,045
                                                                 ---------------
WISCONSIN - 3.0%
         4,700,000  Badger Tobacco Asset
                    Securitization Corp. Rev.,
                    6.125%, 6/1/27(1)                                  4,812,001
         2,000,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2004 A, (Southwest Health
                    Center), 6.25%, 4/1/34                             2,020,040
         1,750,000  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2006 A, (Marshfield Clinic),
                    5.375%, 2/15/34                                    1,697,115
                                                                 ---------------
                                                                       8,529,156
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                           294,586,407
(Cost $295,537,764)                                              ---------------

SHORT-TERM MUNICIPAL SECURITIES - 1.1%
PUERTO RICO - 1.1%
         1,090,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    10/12/07                                           1,089,619
         2,045,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/21/07                                           2,044,550
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  3,134,169
(Cost $3,135,000)                                                ---------------

TOTAL INVESTMENT SECURITIES - 103.0%                                 297,720,576
                                                                 ---------------
(Cost $298,672,764)

OTHER ASSETS AND LIABILITIES - (3.0)%                                (8,616,533)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $289,104,043
                                                                 ===============

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                   Expiration      Underlying Face   Unrealized
Contracts Purchased                   Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
417 U.S. Treasury 2-Year Notes    December 2007      $85,967,156      $103,312
                                                  ==============================

                                   Expiration      Underlying Face   Unrealized
Contracts Sold                        Date         Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
305 U.S. Treasury 10-Year Notes   December 2007      $33,259,297     $(393,035)
                                                  ==============================

NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
RADIAN-IBC = Radian Asset Assurance, Inc. - Insured Bond Certificates
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.
(2) Escrowed to maturity in U.S. government securities or state and local government securities.
(3) Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective
    August 31, 2007.
(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007 was $10,998,862, which represented 3.8% of total net assets.
(5) When-issued security.

HIGH-YIELD MUNICIPAL - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $298,672,764
                                                                 ===============
Gross tax appreciation of investments                              $  4,699,796
Gross tax depreciation of investments                                (5,651,984)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $   (952,188)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-TERM TAX-FREE FUND
AUGUST 31, 2007

[american century investments logo and text logo]

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 91.5%
ALASKA - 3.6%
   $     1,000,000  Aleutians East Borough Rev.,
                    (Aleutian Pribilof Islands
                    Association, Inc.), 5.50%,
                    6/1/36 (ACA)(1)                                 $    990,640
                                                                 ---------------
ARIZONA - 3.8%
         1,000,000  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18
                    (Ambac)(1)                                         1,050,610
                                                                 ---------------
CALIFORNIA - 14.5%
         1,000,000  California GO, 5.00%, 6/1/16(1)                    1,054,420
         1,000,000  Fillmore Redevelopment Agency
                    Tax Allocation Rev., Series
                    2006 A, (Central City
                    Redevelopment), 5.375%, 5/1/31                       984,130
         1,000,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A1, 5.75%,
                    6/1/47(1)                                            973,260
         1,000,000  Murrieta Valley Unified School
                    District Public Financing Auth.
                    Special Tax Rev., Series 2006 A,
                    5.125%, 9/1/26 (AGC)(1)                            1,030,530
                                                                 ---------------
                                                                       4,042,340
                                                                 ---------------
COLORADO - 4.8%
         1,400,000  Vista Ridge Metropolitan District,
                    GO, Series 2006 A, 5.00%,
                    12/1/26 (RADIAN)(1)                                1,331,750
                                                                 ---------------
GEORGIA - 4.0%
         1,000,000  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)(1)                                  1,076,060
            40,000  Municipal Electric Auth. of
                    Georgia, Series 1998 Y, (Project
                    One Special Obligation), 6.40%
                    1/1/13 (Ambac)                                        43,831
                                                                 ---------------
                                                                       1,119,891
                                                                 ---------------
ILLINOIS - 1.6%
           450,000  Chicago Board of Education, GO,
                    VRDN, 4.05%, 9/4/07 (CIFG)
                    (SBBPA: Depfa Bank PLC)                              450,000
                                                                 ---------------
INDIANA - 3.7%
         1,000,000  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/20 (FSA)(1)                     1,043,450
                                                                 ---------------
IOWA - 4.5%
         1,250,000  Iowa Finance Auth. Health
                    Facilities Development Rev.,
                    Series 2006 A, (Care Initiatives),
                    5.50%, 7/1/21(1)                                   1,252,925
                                                                 ---------------
KANSAS - 3.7%
         1,000,000  City of Lawrence Rev., (Lawrence
                    Memorial Hospital), 5.25%,
                    7/1/20                                             1,035,300
                                                                 ---------------
LOUISIANA - 3.6%
         1,000,000  Louisiana Public Facilities Auth.
                    Rev., Series 2007 B, (Ochsner
                    Community Hospitals), 5.25%,
                    5/15/38(2)                                           993,280
                                                                 ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MICHIGAN - 4.7%
         1,225,000  Rochester Community School
                    District GO, (School Building &
                    Site), 5.00%, 5/1/14 (FGIC)
                    (Q-SBLF)(1)                                        1,307,675
                                                                 ---------------
NEW YORK - 7.5%
         1,000,000  City of New York GO, Series
                    2006 A, 5.00%, 8/1/19(1)                           1,048,710
         1,000,000  City of New York GO, Series
                    2006 I, 5.00%, 4/1/23(1)                           1,029,850
                                                                 ---------------
                                                                       2,078,560
                                                                 ---------------
NORTH CAROLINA - 3.6%
         1,000,000  North Carolina Medical Care
                    Commission Rev., Series 2004 A,
                    (Health Care Housing - ARC
                    Projects), 5.50%, 10/1/24                          1,010,670
                                                                 ---------------
OHIO - 4.7%
         1,300,000  Trumbull County Rev., (Shepherd
                    Valley), VRDN, 6.00%, 9/4/07
                    (RADIAN) (SBBPA: Fleet
                    National Bank)                                     1,300,000
                                                                 ---------------
PENNSYLVANIA - 15.9%
         1,000,000  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resources, Inc.),
                    4.50%, 9/1/11                                        998,370
         1,000,000  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)(3)                             1,210,810
         1,000,000  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/17 (FSA)(1)                     1,080,510
         1,200,000  Erie Higher Education Building
                    Auth. Rev., (Gannon University),
                    5.00%, 5/1/27 (RADIAN)(1)                          1,156,272
                                                                 ---------------
                                                                       4,445,962
                                                                 ---------------
SOUTH CAROLINA - 0.5%
           150,000  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.99%, 9/6/07
                    (LOC: SunTrust)                                      150,000
                                                                 ---------------
TEXAS - 6.8%
           825,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                 872,058
         1,000,000  Winkler County, GO, 5.375%,
                    2/15/22 (RADIAN)                                   1,012,510
                                                                 ---------------
                                                                       1,884,568
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                            25,487,621
(Cost $25,533,908)                                               ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.9%
PUERTO RICO - 5.9%
           825,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    10/12/07                                             824,711
           320,000  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    11/2/07                                              319,917
           500,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/21/07                                             499,890
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                  1,644,518
(Cost $1,645,000)                                                ---------------

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MUNICIPAL DERIVATIVES - 1.5%
TEXAS - 1.5%
           360,000  Texas GO, VRDN, Inverse Floater,
                    8.50%, 10/3/07(4)                                    423,313
(Cost $409,137)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.2%
            48,000  Federated California Municipal
                    Cash Trust                                            48,000
(Cost $48,000)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 99.1%                                   27,603,452
                                                                 ---------------
(Cost $27,636,045)

OTHER ASSETS AND LIABILITIES - 0.9%                                      259,532
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 27,862,984
                                                                 ===============

FUTURES CONTRACTS
                                  Expiration       Underlying Face   Unrealized
Contracts Purchased                  Date          Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
40 U.S. Treasury 2-Year Notes    December 2007       $8,246,250         $9,910
                                                  ==============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                       Date          Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
22 U.S. Treasury 10-Year Notes   December 2007       $2,399,031       $(28,779)
                                                  ==============================

SWAP AGREEMENTS
Notional                                                             Unrealized
Amount          Description of Agreement           Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
INTEREST RATE SWAP
--------------------------------------------------------------------------------
$1,500,000     Receive semiannually a variable      September 2017     $18,557
               rate based on the weekly Bond                          =========
               Market Association Municipal Swap
               Index and pay semiannually a fixed
               rate equal to 3.601% with Morgan
               Stanley Capital Services, Inc.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
AGC = Assured Guaranty Corp.
Ambac = Ambac Assurance Corporation
ARC = Auction Rate Certificate
COP = Certificates of Participation
CIFG = CDC IXIS Financial Guaranty North America
FGIC = Financial Guaranty Insurance Co.
FSA = Financial Security Assurance, Inc.
GO = General Obligation
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
Q-SBLF = Qualified State Bond Loan Fund
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1) Security, or a portion thereof, has been segregated for futures contracts, swap agreements and/or when-issued securities.
(2) When-issued security.
(3) Escrowed to maturity in U.S. government securities or state and local government securities.
(4) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final Maturity is indicated.

LONG-TERM TAX-FREE - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 27,636,045
                                                                 ===============
Gross tax appreciation of investments                              $    185,870
Gross tax depreciation of investments                                  (218,463)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    (32,593)
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE BOND FUND
AUGUST 31, 2007

[american century investments logo and text logo]

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 90.4%
ALABAMA - 0.7%
       $       865  Alabama Water Pollution Control
                    Auth., 5.75%, 8/15/18 (Ambac)                  $         917
               190  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/08, Prerefunded at 100%
                    of Par (Ambac)(1)                                        193
               810  East Central Industrial
                    Development Auth. Rev., 5.25%,
                    9/1/13 (Ambac)                                           822
               645  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    706
               840  Helena Utilities Board Rev.,
                    5.75%, 4/1/12, Prerefunded at
                    101% of Par (MBIA)(1)                                    920
             1,035  Helena Utilities Board Rev.,
                    5.75%, 4/1/20, Prerefunded at
                    100% of Par (MBIA)(1)                                  1,122
               790  Helena Utilities Board Rev.,
                    5.75%, 4/1/22, Prerefunded at
                    101% of Par (MBIA)(1)                                    850
                                                                 ---------------
                                                                           5,530
                                                                 ---------------
ALASKA - 0.1%
             1,125  Borough of Aleutians East Rev.,
                    (Aleutian Pribilof Islands Inc.),
                    5.00%, 6/1/20 (ACA)                                    1,110
                                                                 ---------------
ARIZONA - 7.2%
               935  Arizona Board of Regents COP,
                    Series 2006 A, (University of
                    Arizona), 5.00%, 6/1/18 (Ambac)                          982
             6,505  Arizona Board of Regents Rev.,
                    Series 2007 A, (Arizona State
                    University), 5.00%, 7/1/26
                    (Ambac)(2)                                             6,724
             1,275  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    4.00%, 4/1/12                                          1,261
             1,175  Arizona Health Facilities Auth.
                    Rev., (Blood Systems Inc.),
                    4.50%, 4/1/16                                          1,165
             3,000  Arizona Health Facilities Auth.
                    Rev., Series 2007 A, (Banner
                    Health), 5.00%, 1/1/17(2)                              3,119
             5,000  Arizona Health Facilities Auth.
                    Rev., Series 2007 A, (Banner
                    Health), 5.00%, 1/1/25(2)                              5,046
             7,500  Arizona Health Facilities Auth.
                    Rev., Series 2007 B, (Banner
                    Health), VRDN, 4.40%, 10/1/07(2)                       7,501
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/11                             1,021
             1,000  Arizona Tourism & Sports Auth.
                    Rev., (Baseball Training
                    Facilities), 5.00%, 7/1/12                             1,024
             2,000  Arizona Tourism & Sports Auth.
                    Rev., Series 2003 A, (Multipurpose
                    Stadium Facility), 5.25%,
                    7/1/17 (MBIA)                                          2,129
             2,130  Energy Management Services LLC
                    Rev., (Arizona State University -
                    Main Campus), 4.50%, 7/1/12
                    (MBIA)                                                 2,206
             1,155  Maricopa County Gilbert Unified
                    School District No. 41 GO, 5.75%,
                    7/1/11 (FSA)                                           1,242
             2,415  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/11(2)                        2,501
             2,000  Maricopa County Saddle Mountain
                    Unified School District No. 90 GO,
                    Series 2003 A, 5.25%, 7/1/12(2)                        2,083
             1,000  Mohave County Community
                    College District Rev., (State Board
                    of Directors), 6.00%, 3/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,056
             2,155  Mohave County Industrial
                    Development Auth., Series 2004 A,
                    (Mohave Prison), 5.00%,
                    4/1/14 (XLCA)(2)                                       2,278

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  Phoenix Industrial Development
                    Auth. Government Office Lease
                    Rev., (Capitol Mall LLC), 5.00%,
                    9/15/26 (Ambac)                                        1,021
             1,200  Pima County Indian
                    Oasis-Baboquivari Unified
                    School District No. 40, Series
                    2002 A, 4.60%, 7/1/13 (MBIA)                           1,244
             2,600  Pima County Tucson Unified
                    School District No. 1 GO, 4.625%,
                    7/1/13 (FSA)(2)                                        2,700
             3,970  Pinal County COP, 5.00%,
                    12/1/25(2)                                             3,960
             1,000  Queen Creek Improvement District
                    No. 1 Special Tax Rev., 5.00%,
                    1/1/16                                                 1,012
             3,085  South Tucson Municipal Property
                    Corp. Rev., 5.50%, 6/1/24(2)                           3,170
                                                                 ---------------
                                                                          54,445
                                                                 ---------------
CALIFORNIA - 5.3%
             7,500  California GO, 5.00%, 6/1/26(2)                        7,631
             1,505  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/15                                  1,524
             1,000  California Municipal Finance Auth.
                    COP, (Community Hospitals of
                    Central California Obligated
                    Group), 5.00%, 2/1/17                                  1,005
             1,000  California Public Works Board
                    Lease, Series 1994 A, (Various
                    University of California Projects),
                    6.20%, 10/1/08                                         1,002
             1,000  California Statewide Communities
                    Development Auth. Rev., Series
                    2002 E, (Kaiser Permanente),
                    4.70%, 6/1/09                                          1,015
               845  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.00%,
                    10/1/12 (FSA)                                            896
               230  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.00%,
                    10/1/12 (FSA)(1)                                         245
               430  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.25%,
                    10/1/13, Prerefunded at 101%
                    of Par (FSA)(1)                                          469
             1,570  California Statewide Communities
                    Development Auth. Water & Waste
                    Rev., Series 2004 A, (Pooled
                    Financing Program), 5.25%,
                    10/1/19 (FSA)                                          1,679
             1,250  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/17 (Ambac)                                  1,337
             2,000  Foothill-De Anza Community
                    College District GO, Series
                    2007 B, (Election of 2006),
                    5.00%, 8/1/27 (Ambac)                                  2,053
             2,100  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1, 5.00%,
                    6/1/16                                                 2,098
             1,000  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1, 4.50%,
                    6/1/17                                                   957
             2,500  Golden State Tobacco
                    Securitization Corp. Settlement
                    Rev., Series 2007 A-1, 5.00%,
                    6/1/17                                                 2,487
             1,070  Hesperia Unified School District
                    COP, (2007 Capital Improvement),
                    5.00%, 2/1/17 (Ambac)                                  1,135
             3,000  Imperial Irrigation District COP,
                    (Water Systems), 5.50%,
                    7/1/29 (Ambac)(2)                                      3,158
             2,200  Manteca Unified School District
                    GO, 5.25%, 8/1/14, Prerefunded
                    at 100% of Par (FSA)(1)(2)                             2,397
             1,000  Plumas Unified School District GO,
                    5.25%, 8/1/20 (FSA)                                    1,092
             2,145  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    5.50%, 7/1/15 (MBIA)(2)                                2,299

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/20 (MBIA)                                   1,089
             2,000  San Francisco Uptown Parking
                    Corporation Rev., (Union Square),
                    6.00%, 7/1/31 (MBIA)(2)                                2,150
             1,575  San Marcos Public Facilities Auth.
                    Tax Allocation Rev., Series 2006 A
                    (Project Area No. 3), 5.00%,
                    8/1/20 (Ambac)                                         1,647
                                                                 ---------------
                                                                          39,365
                                                                 ---------------
COLORADO - 3.0%
             1,100  Arapahoe County Water &
                    Wastewater Public Improvement
                    District GO, Series 2002 B,
                    5.75%, 12/1/17 (MBIA)                                  1,195
             1,500  Bromley Park Metropolitan
                    District No. 2 GO, Series 2007 A,
                    5.00%, 12/1/27 (RADIAN)                                1,443
               900  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.75%, 11/1/10                                           907
               800  Colorado Educational & Cultural
                    Facilities Auth. Rev., (University
                    Facilities-Northwest Nazarene),
                    4.60%, 11/1/16                                           768
             1,000  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society),
                    5.25%, 6/1/20                                          1,018
             1,300  Colorado Health Facilities Auth.
                    Rev., (The Evangelical Lutheran
                    Good Samaritan Society),
                    5.25%, 6/1/21                                          1,319
             1,280  Colorado Health Facilities Auth.
                    Rev., (Yampa Valley Medical
                    Center), 5.00%, 9/15/11                                1,294
             1,635  Colorado Health Facilities Auth.
                    Rev., (Yampa Valley Medical
                    Center), 5.00%, 9/15/16                                1,620
               450  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/10,
                    Prerefunded at 100% of Par (1)                           483
                50  Colorado Water Resources &
                    Power Development Auth. Rev.,
                    Series 2000 A, 6.25%, 9/1/16                              54
             1,430  Denver West Metropolitan District
                    GO, 5.25%, 12/1/24                                     1,453
             1,000  Douglas & Elbert Counties School
                    District No. Re-1 GO, Series
                    2002 B, 5.75%, 12/15/12,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         1,099
             1,100  Eagle Bend Metropolitan District
                    No. 2 GO, 5.25%, 12/1/23
                    (RADIAN)                                               1,092
             1,020  El Paso County School District
                    No. 8 & Fountain-Fort Carson
                    School District Finance Corp. COP,
                    4.25%, 12/15/13 (Ambac)                                1,035
             1,250  Midcities Metropolitan District
                    No. 2 GO,, 5.125%,
                    12/1/30 (RADIAN)                                       1,187
             1,500  SBC Metropolitan District GO,
                    5.00%, 12/1/20 (ACA)                                   1,482
             5,000  University of Colorado Regents
                    COP, 6.00%, 12/1/22
                    (MBIA-IBC)(2)                                          5,311
                                                                 ---------------
                                                                          22,760
                                                                 ---------------
CONNECTICUT - 1.4%
             2,150  City of Bridgeport GO, Series
                    2004 A, 5.25%, 8/15/14,
                    Prerefunded at 100% of Par
                    (MBIA)(1)(2)                                           2,340
             5,000  Connecticut GO, Series 2006 C,
                    5.00%, 6/1/14(2)                                       5,346
             2,595  Connecticut GO, Series 2006 D,
                    5.00%, 11/1/15                                         2,791
                                                                 ---------------
                                                                          10,477
                                                                 ---------------
DISTRICT OF COLUMBIA - 0.4%
             1,385  District of Columbia GO, Series
                    1999 B, 5.50%, 6/1/09 (FSA)                            1,427

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,155  District of Columbia Rev.,
                    (Gonzaga College High School),
                    5.20%, 7/1/12 (FSA)                                    1,195
                                                                 ---------------
                                                                           2,622
                                                                 ---------------
FLORIDA - 0.8%
                20  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 6.00%, 9/4/07 (RADIAN)
                    (SBBPA: SunTrust Bank)                                    20
             1,000  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/16                                                 1,026
             3,495  Halifax Hospital Medical Center
                    Rev., Series 2006 A, 5.25%,
                    6/1/17                                                 3,568
             1,000  Orlando Utilities Commission
                    Water & Electric Rev., Series
                    1989 D, 6.75%, 10/1/17(1)                              1,168
                                                                 ---------------
                                                                           5,782
                                                                 ---------------
GEORGIA - 0.7%
             1,250  Fulton County Development Auth.
                    Rev., Series 2001 A, (TUFF/Atlanta
                    Housing, LLC Project at Georgia
                    State University), 5.50%,
                    9/1/18 (Ambac)                                         1,345
               255  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/09, Prerefunded at 100%
                    of Par (MBIA-IBC/GO of
                    Participants)(1)                                         260
                20  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/11, Prerefunded at 100%
                    of Par (MBIA-IBC)(1)                                      21
               615  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)                                        655
               110  Georgia Municipal Electric Power
                    Auth. Rev., Series 1991 V, 6.50%,
                    1/1/12 (MBIA-IBC)(1)                                     119
             2,685  Paulding County GO,
                    (Courthouse - Government
                    Complex), 5.00%, 2/1/32
                    (FGIC)(2)                                              2,772
                                                                 ---------------
                                                                           5,172
                                                                 ---------------
HAWAII - 0.1%
               500  Maui County GO, Series 2000 A,
                    6.50%, 3/1/10, Prerefunded at
                    101% of Par (FGIC)(1)                                    538
                                                                 ---------------
IDAHO - 0.1%
             1,000  Blaine County Hailey School
                    District No. 61 GO, 5.00%,
                    7/30/10 (Ambac) (School
                    Bond Guarantee)                                        1,038
                                                                 ---------------
ILLINOIS - 5.5%
             2,000  Bedford Park GO, Series 2004 A,
                    5.25%, 12/15/20 (FSA)(2)                               2,118
             4,000  Chicago O'Hare International
                    Airport Rev., Series 1993 A,
                    (Senior Lien), 5.00%, 1/1/12
                    (MBIA-IBC)(2)                                          4,187
             1,015  City of Chicago Rev., Series
                    2006 A, 5.00%, 11/1/13 (Ambac)                         1,080
             4,915  Cook County Township High
                    School District No. 211 GO,
                    (Palatine and Schaumburg
                    Townships), 5.00%, 12/1/10
                    (FSA)(2)                                               5,107
             2,000  Illinois Dedicated Tax Rev.,
                    (Civic Center), 6.25%,
                    12/15/20 (Ambac)                                       2,331
               595  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.00%, 5/15/08                              600
               655  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.125%, 5/15/10                             673

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               400  Illinois Development Finance Auth.
                    Rev., Series 2001 B, (Midwestern
                    University), 5.75%, 5/15/11,
                    Prerefunded at 101% of Par(1)                            432
             1,775  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/09                             1,783
             1,000  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/10                             1,006
             2,785  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/11                             2,800
             3,535  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/13                             3,541
             4,095  Illinois Finance Auth. Student
                    Housing Rev., Series 2006 B,
                    (Educational Advancement
                    Fund, Inc.), 5.00%, 5/1/15                             4,073
             1,140  Illinois Health Facilities Auth. Rev.,
                    Series 1992 C, (Evangelical
                    Hospital), 6.75%, 4/15/12(1)                           1,225
             1,000  Illinois Regional Transportation
                    Auth. Rev., Series 1990 A, 7.20%,
                    11/1/20 (Ambac)                                        1,210
               930  Kane County Community Unit
                    School District No. 304 GO,
                    6.20%, 1/1/24 (FSA)                                    1,042
             1,145  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,249
             1,035  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (MBIA)(1)                                              1,129
                70  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/17
                    (MBIA)                                                    76
                75  Ogle Lee & De Kalb Counties
                    Township High School District
                    No. 212 GO, 6.00%, 12/1/18
                    (MBIA)                                                    81
             1,000  Southwestern Illinois Development
                    Auth. Rev., (Triad School District
                    No. 2), 5.00%, 10/1/18 (MBIA/GO
                    of District)                                           1,057
             1,250  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/20 (XLCA)                                   1,320
             1,000  Town of Cicero GO, Series 2005 A,
                    5.25%, 1/1/21 (XLCA)                                   1,053
             1,000  University of Illinois COP,
                    (Utility Infrastructure), 5.75%,
                    8/15/08 (MBIA)                                         1,019
             1,000  University of Illinois COP, Series
                    2006 A, (Academic Facilities),
                    5.00%, 3/15/16 (Ambac)                                 1,061
                                                                 ---------------
                                                                          41,253
                                                                 ---------------
INDIANA - 5.0%
             1,355  City of Anderson Rev., (Anderson
                    University), 5.00%, 10/1/24                            1,281
            20,000  Franklin Economic Development
                    Rev., (The Franklin United
                    Methodist Home, Inc.), VRDN,
                    6.50%, 9/4/07 (RADIAN)
                    (SBBPA: Fifth Third Bank)(2)                          20,000
             1,000  Hamilton Southeastern
                    Consolidated School Building
                    Corp. Rev., (Hamilton County),
                    4.25%, 7/15/20 (FSA/State
                    Aid Withholding)                                         979
             1,520  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/17 (FSA)                            1,612
             1,600  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/18 (FSA)                            1,688
             1,680  Indiana Bond Bank Rev., Series
                    2006 A, 5.00%, 8/1/19 (FSA)                            1,761
             1,075  Indiana Health & Educational
                    Facilities Finance Auth. Rev.,
                    (Clarian Health Obligation
                    Group B), 5.00%, 2/15/16                               1,106
             1,900  Indiana Health Facilities Financing
                    Auth. Hospital Rev., (Holy Cross
                    Health System Corp.), 5.375%,
                    12/1/12 (MBIA)                                         1,938
               220  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15, Prerefunded at 100%
                    of Par(1)                                                239
               780  Indiana Transportation Finance
                    Auth. Rev., Series 1990 A, 7.25%,
                    6/1/15                                                   908

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,435  Indianapolis Local Public
                    Improvement Bond Bank Rev.,
                    Series 2002 A, 5.00%, 7/1/12
                    (MBIA)                                                 1,513
             1,500  Mount Vernon of Hancock County
                    Multi-School Building Corp. Rev.,
                    Series 2001 B, (First Mortgage),
                    5.75%, 7/15/11, Prerefunded
                    at 100% of Par (Ambac)(1)                              1,611
             1,650  Valparaiso Middle Schools
                    Building Corp. Rev., (First
                    Mortgage), 5.75%, 7/15/11,
                    Prerefunded at 100% of Par
                    (FGIC)(1)                                              1,772
             1,000  Zionsville Community Schools
                    Building Corp., (First Mortgage),
                    5.75%, 1/15/12, Prerefunded at
                    100% of Par (FGIC/State Aid
                    Withholding)(1)                                        1,083
                                                                 ---------------
                                                                          37,491
                                                                 ---------------
IOWA - 0.4%
             1,485  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/13                            1,511
             1,690  Iowa Finance Auth. Rev., Series
                    2006 A, (Development Care
                    Initiatives), 5.25%, 7/1/16                            1,702
                                                                 ---------------
                                                                           3,213
                                                                 ---------------
KANSAS - 0.3%
             1,280  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.25%, 11/15/13                       1,337
             1,195  Wichita Hospital Facilities Rev.,
                    Series 2001 III, 5.50%, 11/15/16                       1,248
                                                                 ---------------
                                                                           2,585
                                                                 ---------------
LOUISIANA - 0.6%
             1,740  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Ascension Parish Library),
                    5.25%, 4/1/23 (Ambac)                                  1,819
             1,105  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 4.00%,
                    7/1/13 (CIFG)                                          1,115
             1,205  Louisiana Public Facilities Auth.
                    Rev., Series 2006 A, (Black &
                    Gold Facilities), 5.00%,
                    7/1/15 (CIFG)                                          1,286
                                                                 ---------------
                                                                           4,220
                                                                 ---------------
MASSACHUSSETTS - 0.5%
             2,500  Massachusetts GO, Series 2006 D,
                    5.00%, 8/1/14(2)                                       2,672
               760  Massachusetts Health &
                    Educational Facilities Auth. Rev.,
                    Series 1992 F, 6.25%,
                    7/1/12 (Ambac)                                           805
                                                                 ---------------
                                                                           3,477
                                                                 ---------------
MICHIGAN - 4.1%
             3,500  Detroit GO, Series 2004 A-1,
                    5.25%, 4/1/23 (Ambac)(2)                               3,642
             1,485  Grand Valley State University Rev.,
                    5.75%, 12/1/10, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,578
             1,265  Kalamazoo Public Schools GO,
                    4.00%, 5/1/13 (FSA)                                    1,280
             1,545  Kalamazoo Public Schools GO,
                    5.25%, 5/1/16 (FSA)                                    1,683
             5,000  Michigan Building Auth. Rev.,
                    Series 2003 I, (Facilities
                    Program), 5.25%, 10/15/11
                    (FSA)(2)                                               5,292
             2,345  Michigan Higher Education
                    Facilities Auth. Rev., (Limited
                    Obligation - Hillsdale College),
                    5.00%, 3/1/26                                          2,353
             1,070  Pontiac City School District GO,
                    5.00%, 5/1/13 (XLCA)                                   1,137

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,110  Pontiac City School District GO,
                    5.00%, 5/1/14 (XLCA)                                   1,185
             1,260  Pontiac City School District GO,
                    5.00%, 5/1/15 (XLCA)                                   1,348
             1,425  Pontiac City School District GO,
                    5.00%, 5/1/16 (XLCA)                                   1,526
             1,595  Pontiac City School District GO,
                    5.00%, 5/1/17 (XLCA)                                   1,699
               575  Taylor GO, 5.00%, 9/1/11 (MBIA)                          604
             2,010  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.00%,
                    12/1/11 (FGIC)(2)                                      2,106
             2,215  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/13 (FGIC)(2)                                      2,369
             2,335  Wayne Charter County Airport
                    Rev., Series 2002 C, 5.375%,
                    12/1/14 (FGIC)(2)                                      2,489
                                                                 ---------------
                                                                          30,291
                                                                 ---------------
MINNESOTA - 0.2%
             1,500  Minnesota Higher Education
                    Facilities Auth. Rev., Series
                    2005-6G, (Saint John University),
                    5.00%, 10/1/12                                         1,559
                                                                 ---------------
MISSISSIPPI - 1.9%
             1,150  Harrison County School District,
                    GO, 5.00%, 10/1/24 (FSA)                               1,193
             1,565  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/15 (Ambac)                                 1,672
             1,645  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Biloxi, Mississippi),
                    5.00%, 11/1/16 (Ambac)                                 1,757
             1,000  Mississippi Development Bank
                    Special Obligation Rev., Series
                    2006 A, (Municipal Energy
                    Agency Power Supply), 5.00%,
                    3/1/17 (XLCA)                                          1,052
             4,620  Mississippi Development Bank
                    Special Obligation Rev.,
                    Series 2007 A, 5.00%,
                    7/1/19 (Ambac)(2)                                      4,914
             1,195  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/17 (FSA)                                           1,266
             1,940  University of Southern Mississippi
                    Rev., Series 2006 A, 5.00%,
                    3/1/18 (FSA)                                           2,046
                                                                 ---------------
                                                                          13,900
                                                                 ---------------
MISSOURI - 2.4%
             1,425  Jackson County Public Building
                    Corp. Rev., Series 2006 A,
                    (Capital Improvements), 5.00%,
                    12/1/15 (MBIA)                                         1,523
             1,100  Lee's Summit Industrial
                    Development Auth. Senior Living
                    Facilities Rev., Series 2007 A,
                    (John Knox Village Obligated
                    Group), 5.00%, 8/15/16                                 1,102
             2,420  Lee's Summit Industrial
                    Development Auth. Senior Living
                    Facilities Rev., Series 2007 A,
                    (John Knox Village Obligated
                    Group), 5.00%, 8/15/17                                 2,411
             2,775  Missouri Development Finance
                    Board, Series 2000 A, (Midtown
                    Redevelopment), 5.75%, 4/1/10,
                    Prerefunded at 100% of Par
                    (MBIA)(1)(2)                                           2,916
             2,415  Missouri Health & Educational
                    Facilities Auth. Rev., Series
                    1998 A, (Park Lane Medical
                    Center), 5.60%, 1/1/15
                    (MBIA)(1)(2)                                           2,537
             3,145  Missouri Joint Municipal Electric
                    Utility Commission Rev., (Plum
                    Point), 5.00%, 1/1/16 (MBIA)(2)                        3,329
             3,030  Missouri State Highways &
                    Transit Commission Rev., Series
                    2006 A, 5.00%, 5/1/13(2)                               3,226

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,000  St. Louis Municipal Finance Corp.
                    Rev., Series 2006 A, (Carnahan
                    Courthouse), 4.00%, 2/15/17
                    (Ambac)                                                  985
                                                                 ---------------
                                                                          18,029
                                                                 ---------------
NEVADA - 0.5%
             1,550  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 1,669
             1,865  Reno Sales and Room Tax Rev.,
                    (ReTrac-Reno Transportation Rail
                    Access Corridor), (Senior Lien),
                    5.50%, 6/1/12, Prerefunded at
                    100% of Par (Ambac)(1)                                 2,009
                                                                 ---------------
                                                                           3,678
                                                                 ---------------
NEW HAMPSHIRE - 0.9%
             1,660  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/11                               1,687
               680  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/12                                 691
             1,030  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/13                               1,044
             3,000  New Hampshire Health &
                    Education Facilities Auth. Rev.,
                    Series 2004 A, (Kendal at
                    Hanover), 5.00%, 10/1/18(2)                            2,961
                                                                 ---------------
                                                                           6,383
                                                                 ---------------
NEW JERSEY - 4.6%
             4,235  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/12 (FSA)(2)                           4,457
             5,595  New Jersey Transit Corporation
                    COP, 5.00%, 10/1/13 (FSA)(2)                           5,919
             7,400  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2004 B,
                    5.25%, 12/15/12 (FGIC)(2)                              7,940
            15,000  New Jersey Transportation Trust
                    Fund Auth. Rev., Series 2006 A,
                    5.25%, 12/15/20(2)                                    16,186
                                                                 ---------------
                                                                          34,502
                                                                 ---------------
NEW MEXICO - 1.5%
             2,340  City of Clayton Rev., (Jail Project),
                    5.00%, 11/1/10 (CIFG)(2)                               2,418
             6,675  Los Alamos County Inc. Rev.,
                    Series 2004 A, 5.00%,
                    7/1/11 (FSA)(2)                                        6,984
             1,415  San Juan County Gross Receipts
                    Tax Rev., Series 2001 A, 5.75%,
                    9/15/11 (Ambac)                                        1,536
                                                                 ---------------
                                                                          10,938
                                                                 ---------------
NEW YORK - 3.6%
             2,975  City of New York GO, Series
                    2002 B, 5.25%, 8/1/09 (CIFG)(2)                        3,062
             2,885  City of New York GO, Series
                    2002 C, 5.25%, 8/1/09 (CIFG)(2)                        2,969
             5,000  City of New York GO, Series
                    2003 I, 5.75%, 3/1/13,
                    Prerefunded at 100%
                    of Par (1)(2)                                          5,499
             5,195  City of New York GO, Series
                    2004 D, 5.00%, 11/1/17 (FSA)(2)                        5,533
             4,000  City of New York GO, Series
                    2006 J1, 5.00%, 6/1/18(2)                              4,219

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             2,000  New York City Transitional
                    Finance Auth. Rev., Series
                    2005 A1, 5.00%, 11/1/10(2)                             2,080
             1,440  New York Dormitory Auth. Rev.,
                    Series 1990 A, (UNIC Educational
                    Facilities), 7.50%, 5/15/13
                    (MBIA-IBC)                                             1,707
             1,000  New York Dormitory Auth. Rev.,
                    Series 2005 F, 5.00%,
                    3/15/12 (FSA)                                          1,054
             1,000  Niagara Falls Bridge Commission
                    Toll Rev., Series 1993 B, 5.25%,
                    10/1/15 (FGIC)                                         1,060
                                                                 ---------------
                                                                          27,183
                                                                 ---------------
NORTH CAROLINA - 1.9%
             1,000  Charlotte Airport Rev., Series
                    2004 A, 5.25%, 7/1/24 (MBIA)                           1,042
             2,060  Greensboro Rev., (Combined
                    Enterprise System), 5.25%,
                    6/1/20                                                 2,251
             3,190  North Carolina Medical Care
                    Commission Hospital Rev.,
                    (Wilson Medical Center),
                    5.25%, 11/1/18(2)                                      3,325
             4,150  North Carolina Medical Care
                    Commission Hospital Rev., Series
                    2004 A, (Health Care Housing -
                    ARC Projects), 5.50%, 10/1/24                          4,195
             1,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., 6.00%, 1/1/10 (MBIA)                             1,051
             2,000  North Carolina Municipal Power
                    Agency No. 1 Catawba Electric
                    Rev., Series 2003 A, 5.50%,
                    1/1/13(2)                                              2,113
                                                                 ---------------
                                                                          13,977
                                                                 ---------------
NORTH DAKOTA - 0.2%
             1,500  Grand Forks Health Care System
                    Rev., (Altru Health System
                    Obligation Group), 7.125%,
                    8/15/10, Prerefunded at 101%
                    of Par(1)                                              1,650
                                                                 ---------------
OHIO - 2.2%
             1,150  Mad River Local School District
                    GO, (Classroom Facilities), 5.75%,
                    12/1/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,263
             1,700  Milford Exempt Village School
                    District GO, (School
                    Improvement), 6.00%,
                    12/1/11, Prerefunded at
                    100% of Par (FSA)(1)                                   1,855
             1,005  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/11                                          1,055
             1,365  Ohio GO, Series 2005 A,
                    (Infrastructure Improvement),
                    5.00%, 9/1/12                                          1,445
               750  Ohio Higher Educational Facility
                    Commission Rev., Series 1990 B,
                    (Case Western Reserve
                    University), 6.50%, 10/1/20                              890
             5,895  Ohio Water Development Auth.
                    Rev., (Water Pollution Control
                    Loan Fund), 5.00%, 12/1/13(2)                          6,298
             1,505  Summit County GO, 5.75%,
                    12/1/12, Prerefunded at 101%
                    of Par (FGIC)(1)                                       1,666
             1,550  Tri Valley Local School District GO,
                    5.75%, 6/1/12, Prerefunded at
                    100% of Par (FGIC)(1)                                  1,690
                                                                 ---------------
                                                                          16,162
                                                                 ---------------
OKLAHOMA - 2.1%
             1,000  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/11 (RADIAN)                           1,019
             1,525  Comanche County Hospital Auth.
                    Rev., 5.00%, 7/1/12 (RADIAN)                           1,557
             1,730  Durant Community Facilities Auth.
                    GO, 5.75%, 11/1/24 (XLCA)                              1,882
             1,135  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/10                                          1,155

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               500  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/12                                            512
             1,640  McClain County Economic
                    Development Auth. Rev,
                    (Newcastle Public Schools),
                    5.00%, 9/1/13                                          1,684
             1,300  Oklahoma County Finance Auth.
                    Rev., (Western Heights Public
                    Schools), 4.00%, 9/1/10
                    (Assured Guaranty)                                     1,311
             1,610  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/13                                1,655
             1,730  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/14                                1,771
             1,710  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/15                                1,744
             1,130  Pottawatomie County Facilities
                    Auth. Rev., (Shawnee Public
                    Schools), 5.00%, 9/1/16                                1,148
                                                                 ---------------
                                                                          15,438
                                                                 ---------------
OREGON - 1.2%
             2,015  Clackamas County School District
                    No. 62 GO, 5.50%, 6/15/10
                    (School Bond Guarantee)                                2,113
             2,000  Cow Creek Band of Umpqua Tribe
                    of Indians Rev., Series 2006 C,
                    5.625%, 10/1/26 (Acquired
                    6/9/06, Cost $2,000)(3)                                1,984
             4,750  Tri-County Metropolitan
                    Transportation District Rev.,
                    (Payroll Tax & Grant Receipt),
                    4.00%, 5/1/14 (MBIA)(2)                                4,757
                                                                 ---------------
                                                                           8,854
                                                                 ---------------
PENNSYLVANIA - 6.2%
             2,250  Allegheny County Industrial
                    Development Auth. Rev.,
                    (Residential Resource Inc.),
                    4.75%, 9/1/14                                          2,257
             2,500  Allegheny County Redevelopment
                    Auth. Tax Allocation, (Pittsburgh
                    Mills), 5.10%, 7/1/14                                  2,487
             1,150  Central Dauphin School District
                    GO, 7.00%, 2/1/16, Prerefunded
                    at 100% of Par (MBIA/State
                    Aid Withholding)(1)                                    1,392
            15,805  City of Pittsburgh GO, Series
                    2006 B, 5.25%, 9/1/16 (FSA)(2)                        17,177
             2,580  East Stroudsburg Area School
                    District GO, 7.75%, 9/1/16,
                    Prerefunded at 100% of Par
                    (FSA/State Aid Withholding)(1)                         3,294
             1,155  Exeter Township GO, 5.25%,
                    7/15/15 (Ambac)                                        1,258
             1,830  Exeter Township GO, 5.30%,
                    7/15/19 (Ambac)                                        2,008
             5,000  Geisinger Auth. Health System
                    Rev., VRDN, 4.36%, 11/1/07,
                    resets quarterly at 67% of the
                    3-month LIBOR plus 0.77% with
                    no caps(2)                                             5,000
             1,000  Oxford Area School District GO,
                    Series 2001 A, 5.50%, 2/15/12,
                    Prerefunded at 100% of Par
                    (FGIC/State Aid Withholding)(1)                        1,074
             1,125  Pennsylvania GO, 5.375%,
                    7/1/18 (FSA)                                           1,242
             1,000  Pennsylvania Higher Educational
                    Facilties Auth. Rev., (Philadelphia
                    University), 5.00%, 6/1/22                               981
             2,975  Philadelphia School District GO,
                    Series 2002 A, 5.25%, 2/1/11
                    (FSA/State Aid Withholding)(2)                         3,115
             4,500  Westmoreland County Municipal
                    Auth. Rev., 5.25%, 8/15/15,
                    Prerefunded at 100% of Par
                    (FSA)(1)                                               4,902
                                                                 ---------------
                                                                          46,187
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
PUERTO RICO - 2.6%
             1,450  Puerto Rico Electric Power Auth.
                    Rev., Series 2007 UU, 5.00%,
                    7/1/26 (CIFG)                                          1,505
             3,000  Puerto Rico GO, Series 2006 A,
                    5.25%, 7/1/26(2)                                       3,088
             3,000  Puerto Rico GO, Series 2006 B,
                    5.25%, 7/1/17(2)                                       3,170
               575  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/14                                   604
             4,830  Puerto Rico Highway &
                    Transportation Auth. Rev., Series
                    2007 CC, 5.00%, 7/1/16(2)                              5,075
             2,000  Puerto Rico Infrastructure
                    Financing Auth. Special Tax Rev.,
                    Series 2006 B, 5.00%, 7/1/13(2)                        2,094
             3,700  Puerto Rico Municipal Finance
                    Agency GO, Series 2005 A,
                    5.00%, 8/1/11(2)                                       3,848
                                                                 ---------------
                                                                          19,384
                                                                 ---------------
RHODE ISLAND - 0.5%
             1,000  Cranston GO, 6.375%, 11/15/09,
                    Prerefunded at 101% of Par
                    (FGIC)(1)                                              1,066
             2,000  Rhode Island Depositors Economic
                    Protection Corp. Special Obligation
                    Rev., Series 1993 A, 6.25%,
                    8/1/16 (MBIA)(1)(2)                                    2,323
                                                                 ---------------
                                                                           3,389
                                                                 ---------------
SOUTH CAROLINA - 3.9%
             5,455  Charleston Educational Excellence
                    Finance Corp. Rev., (Charleston
                    County School District),
                    5.00%, 12/1/19(2)                                      5,670
             1,700  Florence Water & Sewer Rev.,
                    7.50%, 3/1/18 (Ambac)                                  1,865
             1,060  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/17 (CIFG)                                         1,120
             2,260  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/18 (CIFG)(2)                                      2,375
             2,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/19 (CIFG)(2)                                      2,090
             3,000  Kershaw County Rev., (School
                    Improvements), 5.00%,
                    12/1/20 (CIFG)(2)                                      3,120
             2,300  Lancaster Educational Assistance
                    Program Inc. Rev., (School
                    District Lancaster County),
                    5.00%, 12/1/26(2)                                      2,239
             3,500  Laurens County School District
                    No. 55 Rev., 5.25%, 12/1/30(2)                         3,502
               875  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)                                          1,056
               625  Piedmont Municipal Power
                    Agency Rev., 6.75%,
                    1/1/19 (FGIC)(1)                                         763
               485  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  569
               140  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)(1)                                  164
               375  Piedmont Municipal Power
                    Agency Rev., Series 1991 A,
                    6.50%, 1/1/16 (FGIC)                                     438
             1,095  Spartanburg County Health
                    Services District Inc. Hospital
                    Rev., 5.50%, 4/15/16 (FSA)                             1,153
             1,345  Sumter Waterworks and Sewer
                    System Improvement Rev., 5.00%,
                    12/1/22 (XLCA)                                         1,405

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,260  Sumter Waterworks and Sewer
                    System Improvement Rev., 5.00%,
                    12/1/23 (XLCA)                                         1,312
                                                                 ---------------
                                                                          28,841
                                                                 ---------------
TENNESSEE - 0.5%
             4,105  Chattanooga Health Educational &
                    Housing Facility Board Rev.,
                    Series 2005 A, (Campus
                    Development Foundation, Inc.
                    Phase I LLC), 5.00%, 10/1/15                           4,085
                                                                 ---------------
TEXAS - 7.5%
             1,000  Canadian River Municipal Water
                    Auth. Rev., (Conjunctive Use
                    Groundwater), 5.00%,
                    2/15/19 (Ambac)                                        1,047
             2,035  Cash Special Utility District Rev.,
                    5.25%, 9/1/24 (MBIA)(2)                                2,122
               340  Clint Independent School District
                    GO, (Unlimited Tax School
                    Building and Refunding Bonds),
                    6.00%, 2/15/11, Prerefunded at
                    100% of Par (PSF-GTD)(1)                                 365
             1,475  Clint Independent School District
                    GO, (Unlimited Tax School
                    Building and Refunding Bonds),
                    6.00%, 2/15/17 (PSF-GTD)                               1,580
               500  Corpus Christi Independent School
                    District GO, 4.00%, 8/15/13
                    (PSF-GTD)                                                500
             5,000  Dallas Area Rapid Transit Sales
                    Tax Rev., (Senior Lien), 5.25%,
                    12/1/29 (Ambac)(2)                                     5,461
             2,000  Donna Independent School
                    District GO, 5.00%, 2/15/15
                    (PSF-GTD)                                              2,123
             1,000  Eagle Mountain-Saginaw
                    Independent School District GO,
                    Series 2006 A, (School Building),
                    5.00%, 8/15/24 (PSF-GTD)                               1,029
             1,115  Edcouch-Elsa Independent School
                    District GO, 5.00%, 2/15/14
                    (PSF-GTD)                                              1,181
               380  Garza County Public Facility Corp.
                    Rev., 4.50%, 10/1/07                                     380
               400  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/08                                     402
               420  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/09                                     423
               585  Garza County Public Facility Corp.
                    Rev., 4.75%, 10/1/10                                     590
               610  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/11                                     622
             2,015  Garza County Public Facility Corp.
                    Rev., 5.00%, 10/1/13                                   2,058
             1,115  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/14                                   1,160
             1,225  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/15                                   1,274
             1,145  Garza County Public Facility Corp.
                    Rev., 5.25%, 10/1/16                                   1,189
             1,000  Garza County Public Facility Corp.
                    Rev., 5.50%, 10/1/16                                   1,057
             1,000  Gregg County Health Facilities
                    Development Corp. Rev., Series
                    2006 A, (Good Shepherd Medical
                    Center), 5.00%, 10/1/16                                  998
               735  Harris County Housing Finance
                    Corporation Rev., (Las Americas
                    Apartments), 4.90%, 3/1/11
                    (FNMA)                                                   742
             2,300  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(2)(4)                                1,974
               700  Hays Consolidated Independent
                    School District GO, 5.20%,
                    8/15/11 (PSF-GTD)(1)(4)                                  601
             1,750  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,889
             1,295  Hidalgo County GO, 5.50%,
                    8/15/12, Prerefunded at 100%
                    of Par (FGIC)(1)                                       1,398
             4,730  Houston Combined Utility System
                    Rev., (First Lien), 5.00%,
                    11/15/35 (FSA)(2)                                      4,824
             1,500  Houston Water & Sewer System
                    Rev., Series 1997 C, (Junior Lien),
                    5.375%, 12/1/07, Prerefunded
                    at 101% of Par (FGIC)(1)                               1,521

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             1,375  Kerrville Health Facilities
                    Development Corp. Rev., (Sid
                    Peterson Memorial Hospital),
                    5.00%, 8/15/11                                         1,388
             1,630  Live Oak GO, 5.25%,
                    8/1/22 (MBIA)                                          1,708
             1,000  Lubbock Health Facilities
                    Development Corp. Rev.,
                    (Lutheran Retirement), 6.00%,
                    3/20/29 (GNMA)                                         1,056
             1,740  Montgomery County GO, 5.50%,
                    3/1/14 (Ambac)                                         1,905
               550  Pasadena Independent School
                    District GO, Series 2001 A, 6.05%,
                    2/15/16 (PSF-GTD)                                        625
             1,500  Pearland Independent School
                    District GO, 6.00%, 2/15/09,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                           1,549
             2,000  San Antonio Electric and Gas Rev.,
                    7.10%, 2/1/09 (FGIC)(1)(2)(4)                          1,895
             1,505  Seguin Independent School
                    District GO, 5.25%, 4/1/23
                    (PSF-GTD)                                              1,576
             2,120  Southside Independent School
                    District GO, Series 2004 A, 5.25%,
                    8/15/25 (PSF-GTD)(2)                                   2,204
             1,000  Tarrant County Cultural Education
                    Facilities Finance Corp.
                    Retirement Facility Rev., (Air
                    Force Village Obligated Group),
                    5.00%, 5/15/16                                         1,001
               650  Texas Public Finance Auth.
                    Building Rev., (Technical College),
                    6.25%, 8/1/09 (MBIA)                                     671
             1,000  Travis County Health Facilities
                    Development Corp. Rev., Series
                    1999 A, (Ascension Health Credit),
                    5.875%, 11/15/09, Prerefunded
                    at 101% of Par (Ambac)(1)                              1,055
             1,265  West Oso Independent School
                    District GO, 5.50%, 8/15/13,
                    Prerefunded at 100% of Par
                    (PSF-GTD)(1)                                           1,378
                                                                 ---------------
                                                                          56,521
                                                                 ---------------
U.S. VIRGIN ISLANDS - 0.6%
             2,000  Virgin Islands Public Finance
                    Auth. Rev., Series 1998 A,
                    (Senior Lien), 5.20%, 10/1/09(2)                       2,038
             1,500  Virgin Islands Water & Power
                    Auth. Electric System Rev.,
                    Series 2007 A, 5.00%, 7/1/24                           1,451
             1,200  Virgin Islands Water & Power
                    Auth. Electric System Rev.,
                    Series 2007 A, 5.00%, 7/1/27                           1,140
                                                                 ---------------
                                                                           4,629
                                                                 ---------------
UTAH - 1.4%
             1,000  Salt Lake City Hospital Rev.,
                    Series 1988 A, (Intermountain
                    Health Corporation), 8.125%,
                    5/15/15(1)                                             1,145
             1,495  Utah County Municipal Building
                    Auth. Lease Rev., 5.00%,
                    11/1/09 (Ambac)(1)                                     1,536
             1,915  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             2,027
             1,820  Utah County Municipal Building
                    Auth. Lease Rev., 5.25%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,928
             1,000  Utah County Municipal Building
                    Auth. Lease Rev., 5.50%, 11/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,069
             1,130  West Valley City Municipal
                    Building Auth. Lease Rev., Series
                    2002 A, 5.00%, 8/1/10 (Ambac)                          1,170
             1,305  West Valley City Utility Sales Tax
                    Rev., Series 2001 A, 5.50%,
                    7/15/11, Prerefunded at 100%
                    of Par (MBIA)(1)                                       1,390
                                                                 ---------------
                                                                          10,265
                                                                 ---------------

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
VERMONT - 0.5%
             3,290  University of Vermont & State
                    Agricultural College GO, 5.00%,
                    10/1/19 (Ambac)(2)                                     3,501
                                                                 ---------------
VIRGINIA - 0.6%
             1,500  Fairfax County COP,
                    5.30%, 4/15/23                                         1,560
             1,115  Pittsylvania County GO, Series
                    2001 B, 5.75%, 3/1/18
                    (MBIA/State Aid Withholding)                           1,204
             1,510  Virginia Resources Auth.
                    Infrastructure Rev., Series 2005 C,
                    (Virginia Pooled Financing
                    Program), 5.00%, 11/1/30                               1,550
                                                                 ---------------
                                                                           4,314
                                                                 ---------------
WASHINGTON - 5.9%
             1,000  Benton County Public Utility
                    District No. 1 Rev., Series 2001 A,
                    5.625%, 11/1/19 (FSA)                                  1,065
             1,000  Cowlitz County Kelso School
                    District No. 458 GO, 5.75%,
                    12/1/18 (FSA/School
                    Bond Guarantee)                                        1,078
             1,750  Energy Northwest Rev., 4.75%,
                    7/1/20 (MBIA)                                          1,772
             3,500  Energy Northwest Rev., Series
                    2002 A, (Columbia Generating),
                    5.75%, 7/1/18 (MBIA)(2)                                3,769
            10,000  Energy Northwest Rev., Series
                    2002 B, (Columbia Generating),
                    6.00%, 7/1/18 (Ambac)(2)                              10,876
             1,555  King County Lake Washington
                    School District No. 414 GO,
                    5.75%, 12/1/12, Prerefunded
                    at 100% of Par(1)                                      1,708
             1,000  King County Public Hospital
                    District No. 2 GO, (Evergreen
                    Healthcare), 5.00%, 12/1/14
                    (MBIA)                                                 1,063
             1,000  Kitsap County School District
                    No. 303 Bainbridge Island GO,
                    5.00%, 12/1/17 (MBIA/School
                    Bond Guarantee)                                        1,061
             1,260  Mason County Shelton School
                    District No. 309 GO, 5.625%,
                    12/1/11, Prerefunded at 100%
                    of Par (FGIC/School Bond
                    Guarantee)(1)                                          1,356
             1,120  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,222
             1,000  Metropolitan Park District of
                    Tacoma GO, 6.00%, 12/1/11,
                    Prerefunded at 100% of Par
                    (Ambac)(1)                                             1,091
             6,715  Snohomish County Edmonds
                    School District No. 15 GO, 5.00%,
                    12/1/17 (FGIC/School Bond
                    Guarantee)(2)                                          7,123
             1,720  University of Washington Rev.,
                    (Student Facilities Fee), 5.875%,
                    6/1/10, Prerefunded at 101%
                    of Par (FSA)(1)                                        1,834
             1,000  Washington GO, Series 1990 A,
                    6.75%, 2/1/15                                          1,136
             4,570  Washington Public Power Supply
                    System Rev., Series 1998 A,
                    (Nuclear Project No. 2), 5.00%,
                    7/1/12 (FSA)(2)                                        4,704
             1,500  Whitman County Pullman School
                    District No. 267 GO, 5.625%,
                    12/1/16 (FSA/School Bond
                    Guarantee)                                             1,617
             1,675  Yakima County School District
                    No. 208 West Valley GO, 5.00%,
                    12/1/18 (MBIA/School Bond
                    Guarantee)                                             1,772
                                                                 ---------------
                                                                          44,247
                                                                 ---------------
WISCONSIN - 0.8%
             1,990  Wisconsin Clean Water Rev.,
                    6.875%, 6/1/11                                         2,146
             2,590  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Aurora
                    Medical Group), 6.00%,
                    11/15/10 (FSA)(2)                                      2,761
               500  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.50%, 6/1/24                                            503

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
               750  Wisconsin Health & Educational
                    Facilities Auth. Rev., (Blood
                    Center Southeastern),
                    5.75%, 6/1/34                                            758
                                                                 ---------------
                                                                           6,168
                                                                 ---------------
TOTAL MUNICIPAL SECURITIES                                               675,153
(Cost $667,034)                                                  ---------------

SHORT-TERM MUNICIPAL SECURITIES - 5.9%
PUERTO RICO - 5.9%
             6,000  Government Development Bank
                    of Puerto Rico Rev., 4.70%,
                    9/7/07                                                 6,000
             5,000  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    9/10/07                                                5,000
             1,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    9/27/07                                                1,000
             2,200  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    10/5/07                                                2,200
             2,925  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    10/12/07                                               2,924
             5,000  Government Development Bank
                    of Puerto Rico Rev., 4.10%,
                    10/16/07                                               4,998
             4,813  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    10/18/07                                               4,812
             1,000  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    11/2/07                                                1,000
             5,000  Government Development Bank
                    of Puerto Rico Rev., 4.12%,
                    11/8/07                                                4,997
             2,530  Government Development Bank
                    of Puerto Rico Rev., 4.25%,
                    11/16/07                                               2,529
             3,513  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/16/07                                               3,511
             2,500  Government Development Bank
                    of Puerto Rico Rev., 4.30%,
                    11/21/07                                               2,499
             2,500  Government Development Bank
                    of Puerto Rico Rev., 4.20%,
                    12/14/07                                               2,499
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                     43,969
(Cost $43,981)                                                   ---------------

TEMPORARY CASH INVESTMENTS - 0.1%
               682  Federated California
                    Municipal Cash Trust                                     682
(Cost $682)                                                      ---------------

TOTAL INVESTMENT SECURITIES - 96.4%                                      719,804
                                                                 ---------------
(Cost $711,697)

OTHER ASSETS AND LIABILITIES - 3.6%                                       27,090
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     746,894
                                                                 ===============

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FUTURES CONTRACTS
                                  ($ In Thousands)
                                                   Underlying Face   Unrealized
Contracts Purchased               Expiration Date  Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
1,152 U.S. Treasury 2-Year Notes   December 2007      $237,492          $261
                                                   =============================

                                                   Underlying Face   Unrealized
Contracts Sold                    Expiration Date  Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
 486 U.S. Treasury 10-Year Notes   December 2007       $52,997         $(631)
                                                   =============================

SWAP AGREEMENTS
Notional Amount  Description of Agreement  Expiration Date  Unrealized Gain (Loss)
----------------------------------------------------------------------------------
INTEREST RATE SWAP ($ In Thousands)
----------------------------------------------------------------------------------
$25,000          Received semiannually a    September 2017            $309
                 variable rate based on
                 the weekly Bond Market
                 Association Municipal
                 Swap Index and pay
                 semiannually a fixed
                 rate equal to 3.601%
                 with Morgan Stanley
                 Capital Services, Inc.

NOTES TO SCHEDULE OF INVESTMENTS
ACA = American Capital Access
Ambac = Ambac Assurance Corporation
CIFG = CDC IXIS Financial Guaranty North America
COP = Certificates of Participation
FGIC = Financial Guaranty Insurance Co.
FNMA = Federal National Mortgage Association
FSA = Financial Security Assurance, Inc.
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
MBIA = MBIA Insurance Corporation
MBIA-IBC = MBIA Insured Bond Certificates
PSF-GTD = Permanent School Fund - Guaranteed
RADIAN = Radian Asset Assurance, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
XLCA = XL Capital Ltd.
(1) Escrowed to maturity in U.S. government securities or state and local government securities.
(2) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007 was $1,984 (in thousands), which represented 0.3% of total net assets.
(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

TAX-FREE BOND - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $711,697
                                                                 ===============
Gross tax appreciation of investments                                  $ 11,589
Gross tax depreciation of investments                                    (3,482)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                     $  8,107
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TAX-FREE MONEY MARKET FUND
AUGUST 31, 2007

[american century investments logo and text logo]

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 98.8%
ALABAMA - 0.3%
       $       800  Mobile Industrial Development
                    Board Rev., (Holnam Inc.),
                    VRDN, 4.07%, 9/5/07
                    (LOC: Bayerische Landesbank)                   $         800
                                                                 ---------------
ARIZONA - 3.1%
             6,750  Maricopa County Industrial
                    Development Auth. Rev., (Michael
                    Pylman Dairies), VRDN, 4.12%,
                    9/6/07 (LOC: LaSalle Bank N.A)                         6,750
             1,600  Maricopa County Paradise Valley
                    Unified School District No. 69
                    GO, Series 2007 B, (School
                    Improvement Project of 2005),
                    4.25%, 7/1/08 (FSA)                                    1,606
                                                                 ---------------
                                                                           8,356
                                                                 ---------------
CALIFORNIA - 3.8%
             2,420  Alameda County Industrial
                    Development Auth. Rev., (BAT
                    Properties LLC), VRDN, 4.10%,
                    9/6/07 (LOC: Bank of the West)                         2,420
               954  California Economic Development
                    Financing Auth. Rev., (Wesflex
                    Pipe Manufacturing), VRDN,
                    4.30%, 9/6/07 (LOC: Wells
                    Fargo Bank N.A.)                                         954
             7,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    4.25%, 9/6/07 (LOC: Lloyds
                    TSB Bank plc) (Acquired 6/8/05,
                    Cost $7,000)(1)                                        7,000
                                                                 ---------------
                                                                          10,374
                                                                 ---------------
COLORADO - 5.6%
             2,985  Arvada Water Enterprise Rev.,
                    VRDN, 3.80%, 9/4/07 (FSA)
                    (SBBPA: Dexia Public
                    Finance Bank)                                          2,985
             2,900  City of Thornton Industrial
                    Development Rev., (Kroger Co.),
                    VRDN, 4.05%, 9/6/07
                    (LOC: U.S. Bank N.A.)                                  2,900
             2,100  Colorado Health Facilities Auth.
                    Rev., (Boulder Community
                    Hospital), VRDN, 4.15%, 9/5/07
                    (LOC: JPMorgan Chase Bank)                             2,100
             5,800  Colorado Housing & Finance Auth.
                    Rev., (Kroger Co.), VRDN, 4.05%,
                    9/6/07 (LOC: U.S. Bank N.A.)                           5,800
             1,500  Hotchkiss Industrial Development
                    Rev., (Kroger Co.), VRDN, 4.05%,
                    9/6/07 (LOC: U.S. Bank N.A.)                           1,500
                                                                 ---------------
                                                                          15,285
                                                                 ---------------
FLORIDA - 6.1%
             3,525  Broward County Health Facilities
                    Auth. Rev., (John Knox Village),
                    VRDN, 6.00%, 9/4/07 (RADIAN)
                    (SBBPA: SunTrust Bank)                                 3,525
             4,895  Florida Housing Finance Agency
                    Rev., VRDN, 4.15%, 9/6/07
                    (SBBPA: Merrill Lynch Capital
                    Services, Inc.) (GTY AGMT: Merrill
                    Lynch & Co.) (Acquired 2/6/04-
                    4/19/04, Cost $4,895)(1)                               4,895
             4,300  Miami-Dade County Industrial
                    Development Auth. Rev.,
                    (Palmer Trinity Private College),
                    VRDN, 4.07%, 9/6/07
                    (LOC: Keybank N.A.)                                    4,300

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             3,100  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    4.12%, 9/6/07 (SBBPA: Merrill
                    Lynch Capital Services, Inc.)
                    (GTY AGMT: Merrill Lynch &
                    Co., Inc.) (Acquired 8/1/07,
                    Cost $3,100)(1)                                        3,100
               700  Seminole County Industrial
                    Development Auth. Rev., VRDN,
                    4.15%, 9/6/07 (LOC: Bank
                    of America N.A.)                                         700
                                                                 ---------------
                                                                          16,520
                                                                 ---------------
GEORGIA - 2.0%
             5,495  Fulton County Development Auth.
                    Rev., (Automatic Data Processing),
                    VRDN, 3.69%, 9/15/07                                   5,495
                                                                 ---------------
HAWAII - 1.8%
             3,000  Hawaii Pacific Health Rev., Series
                    2004 B, (Department Budget &
                    Finance), VRDN, 4.50%, 9/5/07
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           3,000
             2,000  Hawaii Pacific Health Rev., Series
                    2004 B2, (Department Budget &
                    Finance), VRDN, 4.50%, 9/5/07
                    (RADIAN) (SBBPA: Bank of
                    Nova Scotia)                                           2,000
                                                                 ---------------
                                                                           5,000
                                                                 ---------------
IDAHO - 1.5%
             3,000  Boise City Housing Auth.
                    Multifamily Rev., Series 2002 B,
                    (Civic Plaza Housing), VRDN,
                    4.11%, 9/5/07 (LOC:
                    Keybank N.A.)                                          3,000
             1,190  Boise City Housing Auth.
                    Multifamily Rev., Series 2002 C,
                    (Civic Plaza Housing), VRDN,
                    4.06%, 9/5/07 (LOC:
                    Keybank N.A.)                                          1,190
                                                                 ---------------
                                                                           4,190
                                                                 ---------------
INDIANA - 8.9%
             2,800  Jasper County Industrial
                    Development Rev., (Newberry
                    Farms LLC), VRDN, 4.12%, 9/6/07
                    (LOC: Bank of the West)                                2,800
             5,005  La Porte Industrial Development
                    Rev., (KKO Realty), VRDN, 4.12%,
                    9/6/07 (LOC: Bank of New York)                         5,005
             1,515  Morgan County Rev., Series
                    2002 A, (Morgan Hospital &
                    Medical Center), VRDN, 4.08%,
                    9/6/07 (LOC: Fifth Third Bank)                         1,515
            11,545  Morgan County Rev., Series
                    2002 B, (Morgan Hospital &
                    Medical Center), VRDN, 4.03%,
                    9/6/07 (LOC: Fifth Third Bank)                        11,545
             3,250  Vincennes Economic Development
                    Rev., (Grandview Care Inc.),
                    VRDN, 4.22%, 9/6/07
                    (LOC: JPMorgan Chase Bank)                             3,250
                                                                 ---------------
                                                                          24,115
                                                                 ---------------
KENTUCKY - 0.7%
             1,000  Murray Industrial Building Rev.,
                    (Kroger Co.), VRDN, 4.05%,
                    9/6/07 (LOC: U.S. Bank N.A.)                           1,000
             1,000  Winchester Industrial Building
                    Rev., (Kroger Co.), VRDN, 4.05%,
                    9/6/07 (LOC: U.S. Bank N.A.)                           1,000
                                                                 ---------------
                                                                           2,000
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
LOUISIANA - 9.3%
            13,000  Jefferson Sales Tax District Rev.,
                    VRDN, 4.05%, 9/6/07 (Ambac)
                    (SBBPA: JPMorgan Chase Bank)                          13,000
             2,395  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., (Trinity Episcopal School),
                    VRDN, 4.12%, 9/5/07
                    (LOC: SunTrust Bank)                                   2,395
            10,000  Louisiana Local Government
                    Environmental Facilities &
                    Community Development Auth.
                    Rev., Series 2006 A, (Capital and
                    Equipment Acquisition Program),
                    VRDN, 4.05%, 9/6/07 (Ambac)
                    (SBBPA: BNP Paribas)                                  10,000
                                                                 ---------------
                                                                          25,395
                                                                 ---------------
MARYLAND - 0.2%
               440  Maryland Economic Development
                    Corp. Rev., Series 2002 B,
                    (Federation of American
                    Societies), VRDN, 4.12%, 9/5/07
                    (LOC: SunTrust Bank)                                     440
                                                                 ---------------
MASSACHUSSETTS - 2.5%
             4,900  Massachusetts Development
                    Finance Agency Rev., (Wentworth
                    Technology Institute), VRDN,
                    5.90%, 9/6/07 (RADIAN)
                    (SBBPA: Bank of New York)                              4,900
             2,000  Massachusetts Development
                    Finance Agency Rev., Series
                    2004 A, (Northfield Mount
                    Hermon), VRDN, 5.90%, 9/6/07
                    (RADIAN) (SBBPA: Fleet
                    National Bank)                                         2,000
                                                                 ---------------
                                                                           6,900
                                                                 ---------------
MINNESOTA - 4.8%
             6,440  Dakota County Community
                    Development Agency Rev.,
                    (Catholic Finance Corp.), VRDN,
                    4.15%, 9/5/07 (LOC: U.S.
                    Bank N.A.)                                             6,440
             6,500  East Grand Forks Rev.,
                    (American Crystal Sugar Co.),
                    VRDN, 4.12%, 9/6/07
                    (LOC: Wachovia Bank N.A.)                              6,500
                                                                 ---------------
                                                                          12,940
                                                                 ---------------
MISSISSIPPI - 0.7%
             1,905  Mississippi Business Finance
                    Corp. Rev., Series 2004 B, VRDN,
                    4.01%, 9/6/07 (LOC: Wells Fargo
                    Bank N.A.)                                             1,905
                                                                 ---------------
MISSOURI - 6.7%
             6,700  Jackson County Industrial
                    Development Auth. Rev., (Linda
                    Hall Library), VRDN, 4.11%,
                    9/6/07 (LOC: Commerce
                    Bank N.A.)                                             6,700
             2,480  Kansas City Industrial
                    Development Auth. Rev., (Plaza
                    Manor Nursing), VRDN, 4.10%,
                    9/6/07 (LOC: Comerica Bank)                            2,480
             9,100  Missouri Health & Educational
                    Facilities Auth. Rev., (Pembroke
                    Hill School), VRDN, 4.11%, 9/6/07
                    (LOC: Commerce Bank N.A.)                              9,100
                                                                 ---------------
                                                                          18,280
                                                                 ---------------

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
NEW YORK - 0.6%
             1,695  New York City Industrial
                    Development Agency Civic Facility
                    Rev., (1998 Peninsula Hospital
                    Center), VRDN, 4.22%, 9/6/07
                    (LOC: JPMorgan Chase Bank)                             1,695
                                                                 ---------------
NORTH CAROLINA - 0.5%
             1,310  University of North Carolina
                    System Pool Rev., Series 2006 A,
                    4.00%, 10/1/07 (MBIA)                                  1,310
                                                                 ---------------
OHIO - 0.5%
             1,435  County of Hamilton Rev., Series
                    2006 A, (Sales Tax), 4.00%,
                    12/1/07                                                1,436
                                                                 ---------------
OREGON - 1.5%
             4,000  Oregon GO, Series 2007 A, (Tax
                    Anticipation Notes), 4.50%,
                    6/30/08                                                4,028
                                                                 ---------------
PENNSYLVANIA - 2.2%
             6,000  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    4.07%, 9/6/07 (LIQ FAC: Merrill
                    Lynch Capital Services, Inc.)
                    (GTY AGMT: Merrill Lynch &
                    Co.,Inc.) (Acquired 3/1/07,
                    Cost $6,000)(1)                                        6,000
                                                                 ---------------
SOUTH CAROLINA - 5.3%
             4,825  BB&T Municipal Trust Rev., Series
                    2007-1005, VRDN, 4.04%, 9/6/07
                    (GTY AGMT: Branch Banking &
                    Trust) (LIQ FAC: Branch Banking
                    & Trust) (Acquired 6/28/07,
                    Cost $4,825)(1)                                        4,825
             3,205  BB&T Municipal Trust Rev., VRDN,
                    4.04%, 9/6/07 (GTY AGMT:
                    Branch Banking & Trust)
                    (LIQ FAC: Branch Banking &
                    Trust) (Acquired 5/24/07,
                    Cost $3,205)(1)                                        3,205
             6,500  South Carolina Jobs Economic
                    Development Auth Rev.,
                    (Greenville Technical College),
                    VRDN, 3.99%, 9/6/07
                    (LOC: SunTrust Bank)                                   6,500
                                                                 ---------------
                                                                          14,530
                                                                 ---------------
TENNESSEE - 2.9%
             7,880  Bradley County Industrial
                    Development Board Rev.,
                    (Kroger Co.), VRDN, 4.05%,
                    9/6/07 (LOC: U.S. Bank N.A.)                           7,880
                                                                 ---------------
TEXAS - 19.3%
            13,700  Brazos Harbor Industrial
                    Development Corp. Rev.,
                    (BASF Corporation), VRDN,
                    4.15%, 9/5/07                                         13,701
            10,000  Crawford Education Facilities
                    Corp. Rev., (University Package
                    System A), VRDN, 4.04%, 9/6/07
                    (LOC: BNP Paribas)                                    10,000
             3,000  Hale County Industrial
                    Development Corp. Rev.,
                    (Struikmans), VRDN, 4.12%,
                    9/6/07 (LOC: Bank of the West)                         3,000
             4,000  Hale County Industrial
                    Development Corp. Rev.,
                    (White River Ranch), VRDN,
                    4.07%, 9/6/07 (LOC: Wells
                    Fargo Bank N.A.)                                       4,000
             5,380  Muleshoe Economic Development
                    Corp. Rev., (John Lyle & Grace
                    Ajean), VRDN, 4.07%, 9/6/07
                    (LOC: Wells Fargo Bank N.A.)                           5,380

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
PRINCIPAL AMOUNT              ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             3,095  Puttable Floating Option
                    Tax-Exempt Receipts, VRDN,
                    4.25%, 9/4/07 (LIQ FAC: Merrill
                    Lynch Capital Services, Inc.)
                    (GTY AGMT: Merrill Lynch &
                    Co., Inc.) (Acquired 8/23/07,
                    Cost $3,095)(1)                                        3,095
            13,000  Texas GO, (Tax & Revenue
                    Anticipation Notes), 4.50%,
                    8/28/08(2)                                            13,099
                                                                 ---------------
                                                                          52,275
                                                                 ---------------
VIRGINIA - 0.7%
             1,755  Bristol Industrial Development
                    Auth. Rev., (Bristol Health Care
                    Center Inc.), VRDN, 3.75%,
                    9/1/07 (LOC: Regions Bank)                             1,755
                                                                 ---------------
WASHINGTON - 5.2%
            14,000  Washington Health Care Facilities
                    Auth. Rev., (Swedish Health
                    Services), VRDN, 4.02%, 9/5/07
                    (LOC: Citibank N.A.) (Acquired
                    3/9/07, Cost $14,000)(1)(3)                           14,000
                                                                 ---------------
WEST VIRGINIA - 1.5%
             4,000  West Virginia Economic
                    Development Auth. Rev.,
                    (Collins Hardwood Co.), VRDN,
                    4.12%, 9/6/07 (LOC: Bank of
                    America N.A.)                                          4,000
                                                                 ---------------
WISCONSIN - 0.6%
             1,670  Wisconsin Health & Educational
                    Facilities Auth. Rev., Series
                    2006 A, (Marshfield Clinic), VRDN,
                    4.09%, 9/6/07 (LIQ FAC: Merrill
                    Lynch Capital Services, Inc.)
                    (GTY AGMT: Merrill Lynch & Co.)
                    (Acquired 1/19/06,
                    Cost $1,670)(1)                                        1,670
                                                                 ---------------
TOTAL SHORT-TERM MUNICIPAL SECURITIES                                    268,574
                                                                 ---------------

TEMPORARY CASH INVESTMENTS(4)
                91  Federated California Municipal
                    Cash Trust                                                91
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 98.8%                                      268,665
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 1.2%                                        3,310
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     271,975
                                                                 ===============

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
Ambac = Ambac Assurance Corporation
FSA = Financial Security Assurance, Inc.
GO = General Obligation
GTY AGMT = Guaranty Agreement
LIQ FAC = Liquidity Facilities
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation
RADIAN = Radian Asset Assurance, Inc.
SBBPA = Standby Bond Purchase Agreement
VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2007.
(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2007 was $47,790 (in thousands), which represented 17.6% of total net assets. None of the restricted securities were considered illiquid.
(2) When-issued security.
(3) Security, or a portion thereof, has been segregated for when-issued securities.
(4) Category is less than 0.05% of total net assets.

TAX-FREE MONEY MARKET - SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
                              ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of August 31, 2007, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                                         $268,665
                                                                 ===============

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUNICIPAL TRUST

         /s/ Jonathan S. Thomas
By:      -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    October 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      -------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    October 29, 2007

         /s/ Robert J. Leach
By:      -------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    October 29, 2007